UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN GLOBAL RISK

ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Risk Allocation Fund

Portfolio of Investments

August 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES – 39.1%
Canada – 3.6%
Canadian Government Bond
4.25%, 12/01/21	CAD	13,248	$16,002,731

France – 3.5%
France Government Bond OAT
Series OATI
2.10%, 7/25/23	EUR	9,652	15,493,912

Germany – 5.2%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/20		15,345	22,899,172

Italy – 3.8%
Italy Buoni Poliennali Del Tesoro
2.10%, 9/15/21(a)		11,542	16,584,470

Japan – 5.7%
Japanese Government CPI Linked Bond
Series 17
0.10%, 9/10/23	JPY	2,441,791	25,309,717

Sweden – 3.4%
Sweden Inflation Linked Bond
Series 3108
0.25%, 6/01/22	SEK	101,010	15,114,538

Turkey – 7.1%
Turkey Government Bond
3.00%, 2/23/22	TRY	31,272	15,524,017
4.50%, 2/11/15		33,606	15,671,908

			31,195,925

United States – 6.8%
U.S. Treasury Inflation Index
0.125%, 7/15/22 (TIPS)	U.S.$	14,901	14,932,324
1.125%, 1/15/21 (TIPS)		13,913	14,919,201

			29,851,525

Total Inflation-Linked Securities (cost $167,942,977)			172,451,990

	Shares
COMMON STOCKS – 18.7%
Industrials – 2.6%
Aerospace & Defense – 0.2%
Airbus Group NV		327	20,121
B/E Aerospace, Inc.(b)		635	53,810
BAE Systems PLC		3,359	24,857
Boeing Co. (The)		448	56,806
Bombardier, Inc.—Class B		15,177	51,088
CAE, Inc.		4,286	52,979
Cobham PLC		4,293	21,188
Finmeccanica SpA(b)		2,397	22,477
General Dynamics Corp.		495	61,009

Company	Shares	U.S. $ Value
Honeywell International, Inc.	677	$64,471
L-3 Communications Holdings, Inc.	390	42,880
Lockheed Martin Corp.	363	63,162
Meggitt PLC	3,233	25,302
Northrop Grumman Corp.	442	56,231
Precision Castparts Corp.	226	55,158
Raytheon Co.	594	57,226
Rockwell Collins, Inc.	796	61,276
Rolls-Royce Holdings PLC(b)	1,168	19,819
Safran SA	305	19,999
Singapore Technologies Engineering Ltd.	3,000	8,786
Textron, Inc.	1,181	44,878
Thales SA	369	20,615
TransDigm Group, Inc.	336	63,165
United Technologies Corp.	594	64,140
Zodiac Aerospace	675	22,029

		1,053,472

Air Freight & Logistics – 0.1%
Bollore SA	35	22,078
CH Robinson Worldwide, Inc.	849	57,953
Deutsche Post AG	680	22,295
Expeditors International of Washington, Inc.	1,298	53,607
FedEx Corp.	400	59,152
Kuehne & Nagel International AG	225	30,378
Royal Mail PLC	2,898	21,511
TNT Express NV	2,708	20,260
Toll Holdings Ltd.	2,145	11,966
United Parcel Service, Inc.—Class B	773	75,236
Yamato Holdings Co., Ltd.	500	10,342

		384,778

Building Products – 0.1%
Asahi Glass Co., Ltd.	2,000	10,837
Assa Abloy AB—Class B	496	25,111
China Fangda Group Co., Ltd.	829,874	448,665
Cie de St-Gobain	373	18,950
Daikin Industries Ltd.	100	6,904
Geberit AG	75	25,475
LIXIL Group Corp.	400	8,862
Masco Corp.	1,911	44,851
TOTO Ltd.	1,000	12,169

		601,824

Commercial Services & Supplies – 0.2%
ADT Corp. (The)	1,305	48,102
Aggreko PLC	725	20,502
Babcock International Group PLC	1,572	29,279
Brambles Ltd.	1,393	12,374
Cintas Corp.	961	63,561
Dai Nippon Printing Co., Ltd.	1,000	10,497
Edenred	596	17,680
G4S PLC	5,701	25,106
Iron Mountain, Inc.	1,424	51,236
Park24 Co., Ltd.	500	8,701
Republic Services, Inc.—Class A	2,184	85,897
Secom Co., Ltd.	200	12,228
Securitas AB—Class B	2,154	23,568
Societe BIC SA	224	30,439

Company	Shares	U.S. $ Value
Stericycle, Inc.(b)	720	$85,572
Toppan Printing Co., Ltd.	1,000	7,350
Tyco International Ltd.	1,383	61,709
Waste Management, Inc.	1,997	93,799

		687,600

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	485	20,429
Bouygues SA	407	14,958
Chicago Bridge & Iron Co. NV	692	43,887
Chiyoda Corp.	1,000	10,955
Ferrovial SA	1,230	25,035
Fluor Corp.	738	54,531
Hochtief AG	238	18,850
Jacobs Engineering Group, Inc.(b)	1,090	58,762
Kajima Corp.	2,000	10,231
KBR, Inc.	1,966	43,291
Koninklijke Boskalis Westminster NV	462	26,617
Leighton Holdings Ltd.	449	9,426
Obayashi Corp.	1,000	7,638
OCI(b)	503	16,826
Quanta Services, Inc.(b)	1,461	53,093
Shimizu Corp.	1,000	8,270
Skanska AB—Class B	1,316	27,234
SNC-Lavalin Group, Inc.	1,040	53,258
Taisei Corp.	1,000	5,961
Vinci SA	342	22,370

		531,622

Electrical Equipment – 0.2%
ABB Ltd. (REG)(b)	1,139	25,906
Alstom SA(b)	533	18,881
AMETEK, Inc.	1,149	60,828
Eaton Corp. PLC	787	54,941
Emerson Electric Co.	956	61,203
Foshan Electrical and Lighting Co., Ltd.—Class B	426,815	397,624
Fuji Electric Co., Ltd.	2,000	9,686
Legrand SA	366	20,239
Mabuchi Motor Co., Ltd.	100	8,506
Mitsubishi Electric Corp.	1,000	12,540
Nidec Corp.	200	12,783
Osram Licht AG(b)	380	15,916
Prysmian SpA	928	18,869
Rockwell Automation, Inc.	516	60,171
Schneider Electric SE (Paris)	223	18,865
Sensata Technologies Holding NV(b)	1,165	57,283
Sumitomo Electric Industries Ltd.	500	7,330
Vestas Wind Systems A/S(b)	263	11,147

		872,718

Industrial Conglomerates – 0.1%
3M Co.	495	71,280
Danaher Corp.	770	58,990
General Electric Co.	2,588	67,236
Hutchison Whampoa Ltd.	1,000	13,053
Keppel Corp., Ltd.	1,000	8,721
Koninklijke Philips NV	687	20,983

Company	Shares	U.S. $ Value
NWS Holdings Ltd.	5,000	$9,454
Roper Industries, Inc.	476	71,667
SembCorp Industries Ltd.	2,000	8,192
Siemens AG	181	22,690
Smiths Group PLC	949	20,751
Toshiba Corp.	2,000	8,828

		381,845

Machinery – 0.7%
AGCO Corp.	1,153	56,313
Alfa Laval AB	1,095	25,044
Amada Co., Ltd.	1,100	10,381
Andritz AG	359	19,204
Atlas Copco AB—Class A	796	23,226
Atlas Copco AB—Class B	775	20,704
Caterpillar, Inc.	548	59,770
CNH Industrial NV	1,641	14,277
Cummins, Inc.	381	55,287
Deere & Co.	815	68,533
Dover Corp.	662	58,170
FANUC Corp.	100	16,762
Flowserve Corp.	675	51,226
GEA Group AG	415	18,835
Hino Motors Ltd.	700	9,936
Hitachi Construction Machinery Co., Ltd.	500	9,834
IHI Corp.	2,000	9,436
Illinois Tool Works, Inc.	773	68,186
IMI PLC	736	16,584
Ingersoll-Rand PLC	770	46,354
Joy Global, Inc.	719	45,405
JTEKT Corp.	600	9,557
Kawasaki Heavy Industries Ltd.	3,000	11,178
Komatsu Ltd.	500	11,285
Kone Oyj—Class B	623	26,410
Kubota Corp.	1,000	14,321
Kurita Water Industries Ltd.	400	8,983
Makita Corp.	200	11,186
MAN SE	695	82,431
Melrose Industries PLC	3,808	17,256
Metso Oyj	427	16,775
Mitsubishi Heavy Industries Ltd.	2,000	12,324
Nabtesco Corp.	400	9,227
NSK Ltd.	1,000	13,306
PACCAR, Inc.	901	56,592
Pall Corp.	695	58,637
Parker-Hannifin Corp.	433	50,011
Pentair PLC	714	48,602
Sandvik AB	1,862	23,245
Schindler Holding AG	217	31,398
Schindler Holding AG (REG)	144	20,940
SembCorp Marine Ltd.	3,000	9,510
SGSB Group Co., Ltd.(b)	707,145	437,016
Shanghai Diesel Engine Co., Ltd.	543,824	383,940
Shanghai Highly Group Co., Ltd.	634,968	360,737
Shanghai Shibei Hi-Tech Co., Ltd.—Class B(c)(d)	289,353	186,407
SKF AB—Class B	985	22,743
SPX Corp.	422	43,909
Stanley Black & Decker, Inc.	643	58,834
Sulzer AG	172	22,863
Sumitomo Heavy Industries Ltd.	2,000	10,338

Company	Shares	U.S. $ Value
THK Co., Ltd.	400	$9,485
Vallourec SA	447	19,976
Volvo AB—Class B	1,847	22,083
Wartsila Oyj Abp	423	21,272
Weir Group PLC (The)	568	24,939
Xylem, Inc./NY	1,263	47,059
Yangzijiang Shipbuilding Holdings Ltd.	11,000	10,256
Zardoya Otis SA	1,438	20,865

		2,949,363

Marine – 0.1%
AP Moeller—Maersk A/S—Class A	9	21,748
AP Moeller—Maersk A/S—Class B	9	22,610
Mitsui OSK Lines Ltd.	3,000	10,993
Nippon Yusen KK	3,000	8,831
Tianjin Marine Shipping Co., Ltd.—Class B(b)	1,234,572	401,236

		465,418

Professional Services – 0.1%
Adecco SA(b)	279	21,163
ALS Ltd.	1,498	10,425
Bureau Veritas SA	827	19,661
Capita PLC	1,208	24,639
Dun & Bradstreet Corp. (The)	409	48,008
Equifax, Inc.	954	75,137
Experian PLC	1,290	22,455
IHS, Inc.—Class A(b)	386	54,994
Intertek Group PLC	540	25,111
Manpowergroup, Inc.	599	46,470
Nielsen NV	1,310	61,557
Randstad Holding NV	387	18,803
Robert Half International, Inc.	1,153	57,892
Seek Ltd.	599	9,792
SGS SA	13	28,867
Towers Watson & Co.—Class A	322	35,301
Verisk Analytics, Inc.—Class A(b)	925	59,376

		619,651

Road & Rail – 0.3%
Asciano Ltd.	1,764	10,355
Aurizon Holdings Ltd.	3,126	13,940
Canadian National Railway Co.	1,076	77,278
Canadian Pacific Railway Ltd.	300	60,091
Central Japan Railway Co.	84	11,778
ComfortDelGro Corp., Ltd.	5,000	10,047
CSX Corp.	1,971	60,924
Dazhong Transportation Group Co., Ltd.	614,307	398,071
DSV A/S	823	25,277
East Japan Railway Co.	200	15,549
Hankyu Hanshin Holdings, Inc.	2,000	11,789
Hertz Global Holdings, Inc.(b)	1,062	31,382
JB Hunt Transport Services, Inc.	793	59,911
Kansas City Southern	482	55,604
Keikyu Corp.	1,000	8,803
Keio Corp.	1,000	7,724
Keisei Electric Railway Co., Ltd.	1,000	10,357
Kintetsu Corp.	3,000	10,531
MTR Corp., Ltd.	4,000	15,789

Company	Shares	U.S. $ Value
Nagoya Railroad Co., Ltd.	2,000	$8,271
Nippon Express Co., Ltd.	3,000	13,743
Norfolk Southern Corp.	588	62,916
Odakyu Electric Railway Co., Ltd.	1,000	9,865
Shanghai Jinjiang International Industrial Investment Co., Ltd.	419,182	381,463
Tobu Railway Co., Ltd.	2,000	10,482
Tokyu Corp.	2,000	13,886
Union Pacific Corp.	668	70,320
West Japan Railway Co.	318	15,046

		1,481,192

Trading Companies & Distributors – 0.3%
Brenntag AG	391	20,750
Bunzl PLC	1,255	34,308
Fastenal Co.	1,182	53,521
Finning International, Inc.	1,767	55,092
ITOCHU Corp.	1,000	12,725
Marubeni Corp.	1,400	10,110
Mitsubishi Corp.	700	14,483
Mitsui & Co., Ltd.	800	13,051
Noble Group Ltd.	9,000	9,784
Rexel SA	1,096	21,832
Shanghai Material Trading Co., Ltd.—Class B(b)	337,312	228,698
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd.	244,044	457,095
Sumitomo Corp.	1,000	12,919
Toyota Tsusho Corp.	400	10,567
Travis Perkins PLC	957	27,726
United Rentals, Inc.(b)	481	56,590
Wolseley PLC	355	19,106
WW Grainger, Inc.	240	59,088

		1,117,445

Transportation Infrastructure – 0.1%
Abertis Infraestructuras SA	1,027	21,613
Aeroports de Paris	242	32,184
Atlantia SpA	768	19,530
Auckland International Airport Ltd.	3,246	9,969
Fraport AG Frankfurt Airport Services Worldwide	355	24,127
Groupe Eurotunnel SA	1,704	21,933
Hutchison Port Holdings Trust—Class U	15,000	10,800
Kamigumi Co., Ltd.	1,000	9,312
Shenzhen Chiwan Wharf Holdings Ltd.—Class B	246,207	383,825
Sydney Airport	3,565	14,761
Transurban Group	1,390	10,471

		558,525

		11,705,453

Financials – 2.4%
Banks – 0.5%
Aozora Bank Ltd.	6,000	20,485
Australia & New Zealand Banking Group Ltd.	926	28,938
Banca Monte dei Paschi di Siena SpA(b)	7,346	11,063
Banco Bilbao Vizcaya Argentaria SA	1,592	19,272
Banco Comercial Portugues SA(b)	169,980	23,162
Banco de Sabadell SA	4,638	14,604

Company	Shares	U.S. $ Value
Banco Espirito Santo SA(b)(c)(d)	17,161	$0
Banco Popolare SC(b)	789	12,344
Banco Popular Espanol SA	2,221	13,874
Banco Santander SA	2,027	20,195
Bank of America Corp.	2,289	36,830
Bank of East Asia Ltd.	5,400	22,976
Bank of Ireland(b)	33,887	13,483
Bank of Kyoto Ltd. (The)	2,000	17,603
Bank of Montreal	729	56,091
Bank of Nova Scotia (The)	816	54,065
Bank of Queensland Ltd.	2,183	25,677
Bank of Yokohama Ltd. (The)	4,000	22,080
Bankia SA(b)	6,806	13,166
Barclays PLC	5,344	19,932
BB&T Corp.	1,129	42,146
Bendigo and Adelaide Bank Ltd.	2,230	25,953
BNP Paribas SA	304	20,542
BOC Hong Kong Holdings Ltd.	9,000	30,252
CaixaBank SA	3,271	19,689
Canadian Imperial Bank of Commerce/Canada	631	60,303
Chiba Bank Ltd. (The)	3,000	21,156
Chugoku Bank Ltd. (The)	1,400	21,197
CIT Group, Inc.	794	38,080
Citigroup, Inc.	744	38,428
Comerica, Inc.	738	37,151
Commerzbank AG(b)	1,038	15,759
Commonwealth Bank of Australia	443	33,675
Credit Agricole SA	1,171	17,378
Danske Bank A/S	892	25,116
DBS Group Holdings Ltd.	1,000	14,335
DnB ASA	1,491	27,903
Erste Group Bank AG	693	17,783
Fifth Third Bancorp	1,798	36,688
First Republic Bank/CA	570	27,873
Fukuoka Financial Group, Inc.	4,000	19,392
Gunma Bank Ltd. (The)	4,000	23,588
Hachijuni Bank Ltd. (The)	3,000	18,128
Hang Seng Bank Ltd.	2,100	35,486
Hiroshima Bank Ltd. (The)	4,000	19,317
Hokuhoku Financial Group, Inc.	10,000	19,907
HSBC Holdings PLC	2,824	30,525
Intesa Sanpaolo SpA	5,112	15,221
Intesa Sanpaolo SpA—RSP	7,082	18,511
Iyo Bank Ltd. (The)	2,100	21,315
Joyo Bank Ltd. (The)	4,000	20,776
JPMorgan Chase & Co.	674	40,069
KBC Groep NV(b)	262	14,938
KeyCorp	2,590	35,250
Lloyds Banking Group PLC(b)	17,169	21,764
M&T Bank Corp.	390	48,216
Mitsubishi UFJ Financial Group, Inc.	3,600	20,749
Mizuho Financial Group, Inc.	11,700	22,315
National Australia Bank Ltd.	924	30,408
National Bank of Canada	865	41,615
Natixis	2,302	16,198
Nordea Bank AB	2,002	26,142
Oversea-Chinese Banking Corp., Ltd.	3,059	24,477
PNC Financial Services Group, Inc. (The)	516	43,731
Raiffeisen Bank International AG	572	14,689

Company	Shares	U.S. $ Value
Regions Financial Corp.	3,005	$30,501
Resona Holdings, Inc.	3,300	17,912
Royal Bank of Canada	684	50,811
Royal Bank of Scotland Group PLC(b)	3,321	20,010
Seven Bank Ltd.	5,200	21,110
Shinsei Bank Ltd.	10,000	21,079
Shizuoka Bank Ltd. (The)	2,000	20,757
Skandinaviska Enskilda Banken AB—Class A	1,969	25,751
Societe Generale SA	355	18,006
Standard Chartered PLC	1,196	24,107
Sumitomo Mitsui Financial Group, Inc.	500	20,225
Sumitomo Mitsui Trust Holdings, Inc.	5,000	20,526
SunTrust Banks, Inc.	990	37,699
Suruga Bank Ltd.	1,000	19,013
Svenska Handelsbanken AB—Class A	633	29,721
Swedbank AB—Class A	1,214	30,943
Toronto-Dominion Bank (The)	1,073	56,497
UniCredit SpA	1,904	14,766
Unione di Banche Italiane SCpA	1,889	14,778
United Overseas Bank Ltd.	1,000	18,343
US Bancorp/MN	1,032	43,633
Wells Fargo & Co.	829	42,644
Westpac Banking Corp.	926	30,353
Yamaguchi Financial Group, Inc.	2,000	19,686

		2,308,845

Capital Markets – 0.2%
3i Group PLC	3,391	22,161
Aberdeen Asset Management PLC	2,716	19,641
Affiliated Managers Group, Inc.(b)	161	33,995
Ameriprise Financial, Inc.	298	37,476
Bank of New York Mellon Corp. (The)	992	38,867
BlackRock, Inc.—Class A	112	37,019
Charles Schwab Corp. (The)	1,073	30,591
CI Financial Corp.	1,202	39,444
Credit Suisse Group AG(b)	826	23,303
Daiwa Securities Group, Inc.	2,000	16,292
Deutsche Bank AG (REG)	562	19,269
Eaton Vance Corp.	1,063	41,627
Franklin Resources, Inc.	605	34,195
Goldman Sachs Group, Inc. (The)	224	40,121
Hargreaves Lansdown PLC	1,217	22,676
ICAP PLC	3,328	20,972
IGM Financial, Inc.	833	39,746
Invesco Ltd.	858	35,041
Investec PLC	2,755	25,115
Julius Baer Group Ltd.(b)	576	26,217
Legg Mason, Inc.	567	27,964
Macquarie Group Ltd.	430	23,446
Morgan Stanley	997	34,207
Nomura Holdings, Inc.	3,200	20,540
Northern Trust Corp.	662	45,910
Partners Group Holding AG	90	23,753
Raymond James Financial, Inc.	699	38,193
SBI Holdings, Inc./Japan	1,100	13,048
Schroders PLC	646	26,163
SEI Investments Co.	946	35,849
State Street Corp.	533	38,392
T Rowe Price Group, Inc.	477	38,635

Company	Shares	U.S. $ Value
TD Ameritrade Holding Corp.	969	$32,084
UBS AG (REG)(b)	1,219	21,877

		1,023,829

Consumer Finance – 0.1%
Acom Co., Ltd.(b)	5,500	19,056
AEON Financial Service Co., Ltd.	900	20,921
American Express Co.	456	40,835
Capital One Financial Corp.	507	41,604
Credit Saison Co., Ltd.	600	11,946
Discover Financial Services	636	39,667
Navient Corp.	2,242	40,222

		214,251

Diversified Financial Services – 0.2%
ASX Ltd.	933	32,684
Berkshire Hathaway, Inc.—Class B(b)	399	54,763
CME Group, Inc./IL—Class A	545	41,720
Deutsche Boerse AG	367	26,128
Eurazeo SA	309	23,493
Exor SpA	514	20,471
First Pacific Co., Ltd./Hong Kong	18,000	20,863
Friends Life Group Ltd.	3,603	18,369
Groupe Bruxelles Lambert SA	330	32,454
Hong Kong Exchanges and Clearing Ltd.	800	18,378
Industrivarden AB—Class C	1,171	21,129
ING Groep NV(b)	1,291	17,768
Intercontinental Exchange, Inc.	183	34,587
Investment AB Kinnevik—Class B	449	18,220
Investor AB—Class B	821	30,490
Japan Exchange Group, Inc.	900	21,395
Leucadia National Corp.	1,554	38,741
London Stock Exchange Group PLC	707	24,016
McGraw Hill Financial, Inc.	309	25,069
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,900	20,846
Moody’s Corp.	390	36,492
NASDAQ OMX Group, Inc. (The)	849	36,906
Onex Corp.	676	39,361
ORIX Corp.	1,100	16,635
Pargesa Holding SA	374	32,188
Singapore Exchange Ltd.	4,000	23,304
Voya Financial, Inc.	1,030	40,263
Wendel SA	159	19,199

		785,932

Insurance – 0.6%
ACE Ltd.	505	53,697
Admiral Group PLC	915	20,305
Aegon NV	2,609	20,631
Aflac, Inc.	752	46,052
Ageas	494	16,581
AIA Group Ltd.	4,000	21,813
Alleghany Corp.(b)	138	59,496
Allianz SE	157	26,811
Allstate Corp. (The)	827	50,852
American International Group, Inc.	724	40,587
AMP Ltd.	4,305	23,657
AON PLC	436	38,002

Company	Shares	U.S. $ Value
Arch Capital Group Ltd.(b)	255	$14,173
Assicurazioni Generali SpA	1,082	22,169
Assurant, Inc.	457	30,505
Aviva PLC	2,586	22,381
Axis Capital Holdings Ltd.	1,080	52,078
Baloise Holding AG	220	28,701
Chubb Corp. (The)	642	59,032
Cincinnati Financial Corp.	950	45,686
CNP Assurances	1,211	23,909
Dai-ichi Life Insurance Co., Ltd. (The)	1,200	17,227
Delta Lloyd NV	949	22,867
Direct Line Insurance Group PLC	8,953	44,434
Everest Re Group Ltd.	291	47,677
Fairfax Financial Holdings Ltd.	83	38,245
FNF Group(b)	1,376	38,955
Genworth Financial, Inc.—Class A(b)	1,760	24,974
Gjensidige Forsikring ASA	1,090	22,669
Great-West Lifeco, Inc.	1,334	39,040
Hannover Rueck SE	368	30,610
Hartford Financial Services Group, Inc. (The)	1,089	40,347
Industrial Alliance Insurance & Financial Services, Inc.	896	38,681
Insurance Australia Group Ltd.	3,996	24,158
Intact Financial Corp.	581	39,494
Legal & General Group PLC	6,072	24,383
Lincoln National Corp.	575	31,648
Loews Corp.	1,203	52,619
Manulife Financial Corp.	1,911	38,579
Mapfre SA	5,040	18,902
Marsh & McLennan Cos., Inc.	886	47,047
MetLife, Inc.	661	36,183
MS&AD Insurance Group Holdings, Inc.	700	15,806
Muenchener Rueckversicherungs AG	129	25,900
NKSJ Holdings, Inc.	700	16,936
Old Mutual PLC	7,063	23,347
PartnerRe Ltd.	469	52,383
Power Corp. of Canada	1,338	39,428
Power Financial Corp.	1,223	39,537
Principal Financial Group, Inc.	665	36,103
Progressive Corp. (The)	1,798	44,986
Prudential Financial, Inc.	373	33,458
Prudential PLC	910	21,936
QBE Insurance Group Ltd.	1,601	17,248
RenaissanceRe Holdings Ltd.	500	51,195
RSA Insurance Group PLC	3,651	27,772
Sampo Oyj—Class A	602	29,646
SCOR SE	849	25,997
Sony Financial Holdings, Inc.	1,272	20,383
Standard Life PLC	3,823	24,425
Sun Life Financial, Inc.	1,046	38,894
Suncorp Group Ltd.	1,962	26,461
Swiss Life Holding AG(b)	99	24,976
Swiss Re AG(b)	404	33,124
T&D Holdings, Inc.	1,350	16,774
Tokio Marine Holdings, Inc.	600	18,310
Torchmark Corp.	786	42,876
Travelers Cos., Inc. (The)	593	56,163
Tryg A/S	300	29,846
UnipolSai SpA	5,997	18,880

Company	Shares	U.S. $ Value
Unum Group	1,128	$40,913
Vienna Insurance Group AG Wiener Versicherung Gruppe	469	22,748
Willis Group Holdings PLC	682	28,624
WR Berkley Corp.	1,056	51,058
XL Group PLC	1,356	46,348
Zurich Insurance Group AG(b)	105	31,700

		2,510,038

Real Estate – 0.0%
Realogy Holdings Corp.(b)	607	24,747

Real Estate Investment Trusts (REITs) – 0.5%
American Capital Agency Corp.	1,840	43,516
American Realty Capital Properties, Inc.	2,954	38,875
American Tower Corp.	498	49,103
Annaly Capital Management, Inc.	3,662	43,578
Ascendas Real Estate Investment Trust	11,000	20,680
AvalonBay Communities, Inc.	347	53,473
Boston Properties, Inc.	406	49,296
British Land Co. PLC	2,602	31,597
Camden Property Trust	969	72,520
CapitaCommercial Trust	16,000	21,758
CapitaMall Trust	13,000	20,805
CFS Retail Property Trust Group	10,903	21,917
Corio NV	579	31,132
Crown Castle International Corp.	526	41,822
Dexus Property Group	19,729	22,218
Digital Realty Trust, Inc.(e)	559	36,475
Duke Realty Corp.	2,083	38,744
Equity Residential	747	49,653
Essex Property Trust, Inc.	202	39,077
Federal Realty Investment Trust	408	50,910
Federation Centres	8,901	22,137
Fonciere Des Regions	286	28,953
Gecina SA	212	29,963
General Growth Properties, Inc.	1,847	45,381
Goodman Group	4,332	22,600
GPT Group (The)	8,149	30,382
H&R Real Estate Investment Trust	1,821	38,738
Hammerson PLC	2,962	29,901
HCP, Inc.	1,176	50,956
Health Care REIT, Inc.	857	57,916
Host Hotels & Resorts, Inc.	1,807	41,236
ICADE	342	31,809
Intu Properties PLC	3,809	21,651
Japan Prime Realty Investment Corp.	8	29,419
Japan Real Estate Investment Corp.	5	27,509
Japan Retail Fund Investment Corp.	11	23,073
Kimco Realty Corp.	2,093	49,165
Klepierre	690	32,875
Land Securities Group PLC	1,650	29,685
Liberty Property Trust	1,084	38,395
Link REIT (The)	4,000	23,757
Macerich Co. (The)	404	26,377
Mirvac Group	12,383	21,247
Nippon Building Fund, Inc.	7	38,981
Nippon Prologis REIT, Inc.	9	21,849
Plum Creek Timber Co., Inc.	1,143	46,440
ProLogis, Inc.	985	40,326

Company	Shares	U.S. $ Value
Public Storage	285	$49,926
Rayonier, Inc.	943	32,317
.Realty Income Corp.(e)	1,141	51,025
Regency Centers Corp.	576	32,913
RioCan Real Estate Investment Trust (Toronto)	1,566	39,017
Scentre Group(b)	8,409	26,938
Segro PLC	3,424	21,051
Simon Property Group, Inc.	304	51,689
SL Green Realty Corp.	384	41,990
Stockland	6,572	26,114
UDR, Inc.	1,295	38,746
Unibail-Rodamco SE	94	25,261
United Urban Investment Corp.	14	22,583
Ventas, Inc.	688	45,257
Vornado Realty Trust	490	51,876
Westfield Corp.	3,472	24,709
Weyerhaeuser Co.	1,147	38,941

		2,298,223

Real Estate Management & Development – 0.3%
Aeon Mall Co., Ltd.	1,000	21,836
Brookfield Asset Management, Inc.—Class A	920	43,957
CapitaLand Ltd.	8,000	21,253
CBRE Group, Inc.—Class A(b)	1,165	37,024
Cheung Kong Holdings Ltd.	1,000	18,204
City Developments Ltd.	3,000	24,075
Daito Trust Construction Co., Ltd.	200	24,758
Daiwa House Industry Co., Ltd.	1,100	20,848
Deutsche Wohnen AG	1,181	26,689
First Capital Realty, Inc.	2,212	39,305
Global Logistic Properties Ltd.	10,000	22,814
Hang Lung Properties Ltd.	7,000	23,173
Henderson Land Development Co., Ltd.	2,430	16,104
Hulic Co., Ltd.	1,800	20,460
Hysan Development Co., Ltd.	4,000	19,616
IMMOFINANZ AG	5,134	16,089
Keppel Land Ltd.	8,000	22,219
Kerry Properties Ltd.	6,000	22,252
Lend Lease Group	1,644	21,982
Mitsubishi Estate Co., Ltd.	1,000	23,127
New World Development Co., Ltd.	16,000	20,231
Nomura Real Estate Holdings, Inc.	1,200	21,695
NTT Urban Development Corp.	2,000	22,934
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.—Class B	260,980	417,046
Sino Land Co., Ltd.	12,000	21,109
Sun Hung Kai Properties Ltd.	2,000	30,362
Swire Pacific Ltd.—Class A	2,000	26,909
Swire Properties Ltd.	6,400	21,472
Swiss Prime Site AG(b)	624	49,830
Tokyo Tatemono Co., Ltd.	3,000	25,707
Tokyu Fudosan Holdings Corp.	2,900	22,269
UOL Group Ltd.	4,128	20,970
Wharf Holdings Ltd. (The)	3,000	23,494
Wheelock & Co., Ltd.	4,000	20,956

		1,230,769

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance – 0.0%
Hudson City Bancorp, Inc.	962	$9,495
New York Community Bancorp, Inc.(e)	2,755	43,942
Ocwen Financial Corp.(b)	1,502	41,966
People’s United Financial, Inc.	3,058	45,717

		141,120

		10,537,754

Consumer Discretionary – 2.4%
Auto Components – 0.3%
Aisin Seiki Co., Ltd.	400	14,805
Autoliv, Inc.	482	49,979
BorgWarner, Inc.	740	46,021
Bridgestone Corp.	300	10,304
Cie Generale des Etablissements Michelin—Class B	310	34,294
Continental AG	148	31,675
Delphi Automotive PLC	675	46,966
Denso Corp.	300	13,033
Double Coin Holdings Ltd.—Class B	377,472	273,667
GKN PLC	5,426	31,639
Johnson Controls, Inc.	999	48,761
Koito Manufacturing Co., Ltd.	500	13,672
Magna International, Inc. (Toronto)—Class A	440	49,888
NGK Spark Plug Co., Ltd.	400	11,680
NHK Spring Co., Ltd.	1,300	12,448
NOK Corp.	500	10,806
Nokian Renkaat Oyj	566	18,092
Pirelli & C. SpA	1,867	28,535
Stanley Electric Co., Ltd.	500	11,847
Sumitomo Rubber Industries Ltd.	900	12,872
Toyoda Gosei Co., Ltd.	600	11,436
Toyota Industries Corp.	300	14,421
TRW Automotive Holdings Corp.(b)	412	39,671
Valeo SA	203	24,542
Weifu High-Technology Group Co., Ltd.—Class B	61,383	213,474
Yokohama Rubber Co., Ltd. (The)	1,000	8,893

		1,083,421

Automobiles – 0.1%
Bayerische Motoren Werke AG	282	32,912
Bayerische Motoren Werke AG (Preference Shares)	337	32,292
Daihatsu Motor Co., Ltd.	700	12,019
Daimler AG	387	31,747
Fiat SpA(b)	2,181	21,330
Ford Motor Co.	2,884	50,210
Fuji Heavy Industries Ltd.	400	11,392
General Motors Co.	1,283	44,648
Harley-Davidson, Inc.	737	46,844
Honda Motor Co., Ltd.	500	16,973
Isuzu Motors Ltd.	2,000	13,841
Mazda Motor Corp.	500	11,830
Mitsubishi Motors Corp.	1,100	12,527
Nissan Motor Co., Ltd.	1,800	17,290
Peugeot SA(b)	1,486	20,907
Porsche Automobil Holding SE (Preference Shares)	380	34,680
Renault SA	326	25,547
Suzuki Motor Corp.	300	9,760

Company	Shares	U.S. $ Value
Tesla Motors, Inc.(b)	158	$42,613
Toyota Motor Corp.	300	17,118
Volkswagen AG	156	35,050
Volkswagen AG (Preference Shares)	147	33,132
Yamaha Motor Co., Ltd.	700	12,968

		587,630

Distributors – 0.0%
Genuine Parts Co.	671	58,873
LKQ Corp.(b)	1,182	33,569

		92,442

Diversified Consumer Services – 0.0%
Benesse Holdings, Inc.	300	10,629
Gree, Inc.	1,400	10,983
H&R Block, Inc.	1,097	36,782

		58,394

Hotels, Restaurants & Leisure – 0.3%
Chipotle Mexican Grill, Inc.—Class A(b)	61	41,398
Compass Group PLC	2,432	39,582
Crown Resorts Ltd.	904	13,353
Darden Restaurants, Inc.(e)	1,012	47,888
Galaxy Entertainment Group Ltd.	1,000	7,523
Genting Singapore PLC	12,000	11,712
Huangshan Tourism Development Co., Ltd.	210,800	279,942
Las Vegas Sands Corp.	525	34,918
McDonald’s Corp.	821	76,944
McDonald’s Holdings Co. Japan Ltd.	500	12,324
MGM China Holdings Ltd.	3,200	10,624
MGM Resorts International(b)	1,431	35,016
Sands China Ltd.	1,600	10,416
Shanghai Jinjiang International Hotels Development Co., Ltd.	224,443	372,716
SJM Holdings Ltd.	5,000	12,599
Sodexo	406	40,045
Starbucks Corp.	717	55,790
TABCORP Holdings Ltd.	3,855	12,928
Tatts Group Ltd.	3,895	12,087
Tim Hortons, Inc.	972	78,132
Whitbread PLC	616	44,919
William Hill PLC	5,109	29,711
Wynn Macau Ltd.	3,200	12,213
Wynn Resorts Ltd.	178	34,333
Yum! Brands, Inc.	642	46,500

		1,373,613

Household Durables – 0.2%
Casio Computer Co., Ltd.	600	10,473
DR Horton, Inc.	1,677	36,357
Electrolux AB—Class B	1,333	33,892
Garmin Ltd.(e)	686	37,270
Husqvarna AB—Class B	4,685	35,514
Iida Group Holdings Co., Ltd.	800	11,471
Konka Group Co., Ltd.	980,059	381,981
Leggett & Platt, Inc.	1,408	49,407
Lennar Corp.—Class A	997	39,062

Company	Shares	U.S. $ Value
Mohawk Industries, Inc.(b)	298	$43,514
Newell Rubbermaid, Inc.	1,657	55,543
Nikon Corp.	600	8,722
Panasonic Corp.	1,200	14,671
Persimmon PLC(b)	1,487	32,736
PulteGroup, Inc.	2,089	40,151
Rinnai Corp.	100	8,875
Sekisui Chemical Co., Ltd.	1,000	11,835
Sekisui House Ltd.	1,200	15,089
Sharp Corp./Japan(b)	4,000	12,628
Sony Corp.	700	13,338
Techtronic Industries Co.	4,000	12,226
Toll Brothers, Inc.(b)	1,089	38,757
Whirlpool Corp.	293	44,835

		988,347

Internet & Catalog Retail – 0.1%
Amazon.com, Inc.(b)	113	38,312
ASOS PLC(b)	783	36,917
Expedia, Inc.	353	30,323
Liberty Interactive Corp.—Class A(b)	1,547	45,667
NetFlix, Inc.(b)	70	33,435
Priceline Group, Inc. (The)(b)	29	36,085
Rakuten, Inc.	999	12,941
TripAdvisor, Inc.(b)	277	27,448

		261,128

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	400	11,201
Hasbro, Inc.	1,019	53,655
Jinshan Development & Construction Co., Ltd.(b)	465,149	298,626
Mattel, Inc.	1,473	50,804
Polaris Industries, Inc.	283	41,143
Sankyo Co., Ltd.	300	11,503
Sega Sammy Holdings, Inc.	600	11,455
Shimano, Inc.	100	11,937
Yamaha Corp.	800	11,498

		501,822

Media – 0.4%
Altice SA(b)	326	20,818
Axel Springer SE	590	35,054
British Sky Broadcasting Group PLC	2,346	34,013
Cablevision Systems Corp.—Class A	2,194	40,611
CBS Corp.—Class B	658	39,013
Charter Communications, Inc.—Class A(b)	244	38,276
Comcast Corp.—Class A	968	52,979
Comcast Corp.—Special Class A	986	53,836
Dentsu, Inc.	300	12,191
DIRECTV(b)	586	50,660
Discovery Communications, Inc.—Class A(b)	1,071	46,824
Discovery Communications, Inc.—Class C(b)	1,159	49,802
DISH Network Corp.—Class A(b)	526	34,090
Eutelsat Communications SA	1,478	49,308
Hakuhodo DY Holdings, Inc.	1,200	12,418

Company	Shares	U.S. $ Value
Interpublic Group of Cos., Inc. (The)	1,941	$37,908
ITV PLC	9,681	33,942
JCDecaux SA	1,183	41,751
Kabel Deutschland Holding AG	218	30,829
Lagardere SCA	1,079	29,718
Liberty Global PLC—Class A(b)	940	41,050
Liberty Global PLC—Series C(b)	549	23,019
Liberty Media Corp.—Class A(b)	959	47,211
Liberty Media Corp.—Class C(b)	879	42,605
News Corp.—Class A(b)	2,442	43,040
Omnicom Group, Inc.	742	53,431
Pearson PLC	2,056	37,921
ProSiebenSat.1 Media AG	791	31,719
Publicis Groupe SA	509	37,939
REA Group Ltd.	300	13,444
Reed Elsevier NV	1,887	43,047
Reed Elsevier PLC	2,660	43,412
RTL Group SA(b)	308	29,861
Scripps Networks Interactive, Inc.—Class A	498	39,695
SES SA	893	33,042
Shaw Communications, Inc.	2,656	66,907
Singapore Press Holdings Ltd.	4,000	13,285
Sirius XM Holdings, Inc.(b)	11,803	42,845
Sky Deutschland AG(b)	2,511	22,206
Telenet Group Holding NV(b)	458	26,770
Thomson Reuters Corp.	1,743	66,046
Time Warner Cable, Inc.—Class A	345	51,036
Time Warner, Inc.	608	46,834
Toho Co., Ltd./Tokyo	500	11,578
Twenty-First Century Fox, Inc.—Class A	1,142	40,450
Twenty-First Century Fox, Inc.—Class B	1,240	42,706
Viacom, Inc.—Class B	599	48,609
Walt Disney Co. (The)	634	56,984
Wolters Kluwer NV	1,468	40,684
WPP PLC	1,547	32,465

		1,913,882

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd.—Class A	411	42,457
Dollar General Corp.(b)	606	38,778
Dollar Tree, Inc.(b)	755	40,487
Dollarama, Inc.	490	41,717
Don Quijote Holdings Co., Ltd.	200	10,605
Family Dollar Stores, Inc.	1,255	100,187
Harvey Norman Holdings Ltd.	4,224	14,020
Isetan Mitsukoshi Holdings Ltd.	1,000	12,028
J Front Retailing Co., Ltd.	1,000	12,681
Kohl’s Corp.	764	44,916
Macy’s, Inc.	768	47,839
Marks & Spencer Group PLC	4,662	33,300
Marui Group Co., Ltd.	1,400	11,777
Next PLC	281	33,111
Nordstrom, Inc.	715	49,514
Sears Holdings Corp.(b) (e)	450	15,660
Takashimaya Co., Ltd.	1,000	8,549

Company	Shares	U.S. $ Value
Target Corp.	924	$55,505

		613,131

Specialty Retail – 0.3%
ABC-Mart, Inc.	200	10,249
Advance Auto Parts, Inc.	325	44,336
AutoNation, Inc.(b)	876	47,523
AutoZone, Inc.(b)	111	59,811
Bed Bath & Beyond, Inc.(b)	795	51,087
Best Buy Co., Inc.	909	28,988
CarMax, Inc.(b)	749	39,248
Dick’s Sporting Goods, Inc.	873	39,346
GameStop Corp.—Class A	521	21,986
Gap, Inc. (The)	975	44,996
Hennes & Mauritz AB—Class B	1,010	43,050
Hikari Tsushin, Inc.	200	12,437
Home Depot, Inc. (The)	650	60,775
Inditex SA	1,119	32,418
Kingfisher PLC	6,712	33,884
L Brands, Inc.	676	43,163
Lowe’s Cos., Inc.	956	50,200
Nitori Holdings Co., Ltd.	200	12,004
O’Reilly Automotive, Inc.(b)	353	55,061
PetSmart, Inc.	621	44,445
Ross Stores, Inc.	784	59,129
Sanrio Co., Ltd.	400	11,431
Shimamura Co., Ltd.	100	9,015
Sports Direct International PLC(b)	2,044	24,631
Staples, Inc.	2,681	31,314
Tiffany & Co.	453	45,726
TJX Cos., Inc. (The)	942	56,153
Tractor Supply Co.	718	48,070
Ulta Salon Cosmetics & Fragrance, Inc.(b)	317	30,847
Urban Outfitters, Inc.(b)	1,059	42,138
USS Co., Ltd.	700	11,547
Yamada Denki Co., Ltd.	3,500	11,244

		1,156,252

Textiles, Apparel & Luxury Goods – 0.4%
Adidas AG	428	32,183
Asics Corp.	600	12,290
Burberry Group PLC	1,501	35,458
Christian Dior SA	198	35,232
Cie Financiere Richemont SA	391	37,352
Coach, Inc.	1,079	39,740
Fossil Group, Inc.(b)	326	33,021
Gildan Activewear, Inc.	815	46,728
Hugo Boss AG	300	42,096
Kering	164	34,768
Lao Feng Xiang Co., Ltd.	156,703	436,512
Li & Fung Ltd.	10,000	12,421
Lululemon Athletica, Inc.(b)(e)	611	24,397
Luthai Textile Co., Ltd.—Class B	63,280	87,203
Luxottica Group SpA	726	38,767
LVMH Moet Hennessy Louis Vuitton SA	227	39,408
Michael Kors Holdings Ltd.(b)	524	41,983
NIKE, Inc.—Class B	647	50,822

Company	Shares	U.S. $ Value
Pandora A/S	447	$33,522
PVH Corp.	324	37,824
Ralph Lauren Corp.	344	58,205
Shanghai Haixin Group Co.—Class B(b)	791,737	396,660
Swatch Group AG (The)	77	41,797
Swatch Group AG (The) (REG)	435	44,614
Under Armour, Inc.—Class A(b)	506	34,590
VF Corp.	898	57,580
Yue Yuen Industrial Holdings Ltd.	4,000	12,370

		1,797,543

		10,427,605

Information Technology – 2.2%
Communications Equipment – 0.3%
Alcatel-Lucent(b)	10,935	37,807
Cisco Systems, Inc.	2,693	67,298
Eastern Communications Co., Ltd.	689,728	409,009
F5 Networks, Inc.(b)	514	63,834
Harris Corp.	770	54,970
Juniper Networks, Inc.	2,568	59,552
Motorola Solutions, Inc.	1,415	84,051
QUALCOMM, Inc.	1,094	83,253
Shanghai Potevio Co., Ltd.—Class B(b)	284,286	236,242
Telefonaktiebolaget LM Ericsson—Class B	5,560	69,286

		1,165,302

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp.—Class A	953	98,168
Arrow Electronics, Inc.(b)	1,087	67,666
Avnet, Inc.	1,672	74,421
Citizen Holdings Co., Ltd.	2,300	16,350
Corning, Inc.	3,291	68,650
Dongxu Optoelectronic Technology Co., Ltd.(b)	755,364	533,288
Flextronics International Ltd.(b)	5,627	62,122
FLIR Systems, Inc.	1,414	47,779
Fujifilm Holdings Corp.	600	18,116
Hamamatsu Photonics KK	400	19,031
Hexagon AB—Class B	1,616	52,952
Hirose Electric Co., Ltd.	100	12,926
Hitachi High-Technologies Corp.	600	16,783
Hitachi Ltd.	3,000	22,735
Hoya Corp.	700	22,663
Ibiden Co., Ltd.	1,000	19,667
INESA Electron Co., Ltd.(b)	752,880	377,993
Japan Display, Inc.(b)	3,200	16,198
Kyocera Corp.	400	18,735
Murata Manufacturing Co., Ltd.	200	19,121
Nippon Electric Glass Co., Ltd.	3,000	15,095
Omron Corp.	400	17,366
Shenzhen SEG Co., Ltd.—Class B(b)(c)(d)	989,814	395,885
Shimadzu Corp.	2,000	17,526
TDK Corp.	300	14,957
TE Connectivity Ltd.	1,234	77,347
Trimble Navigation Ltd.(b)	1,184	39,380
Yaskawa Electric Corp.	1,300	16,742

Company	Shares	U.S. $ Value
Yokogawa Electric Corp.	1,500	$17,381

		2,197,043

Internet Software & Services – 0.2%
Akamai Technologies, Inc.(b)	916	55,345
Dena Co., Ltd.	918	11,449
eBay, Inc.(b)	1,328	73,704
Equinix, Inc.(b)	331	72,244
Facebook, Inc.—Class A(b)	668	49,980
Google, Inc.—Class A(b)	120	69,883
Google, Inc.—Class C(b)	105	60,018
Kakaku.com, Inc.	1,100	17,263
LinkedIn Corp.—Class A(b)	190	42,892
Rackspace Hosting, Inc.(b)	1,034	35,776
Twitter, Inc.(b)	1,355	67,411
United Internet AG	1,010	43,579
VeriSign, Inc.(b)	1,238	70,659
Yahoo Japan Corp.	3,400	13,717
Yahoo!, Inc.(b)	1,203	46,328

		730,248

IT Services – 0.4%
Accenture PLC—Class A	1,020	82,681
Alliance Data Systems Corp.(b)	257	68,012
Amadeus IT Holding SA—Class A	1,341	49,895
AtoS	614	46,889
Automatic Data Processing, Inc.	1,229	102,597
Cap Gemini SA	715	50,869
CGI Group, Inc.—Class A(b)	1,147	40,593
Cognizant Technology Solutions Corp.—Class A(b)	1,352	61,827
Computer Sciences Corp.	951	56,860
Computershare Ltd.	2,083	23,995
Fidelity National Information Services, Inc.	1,536	87,168
Fiserv, Inc.(b)	1,428	92,063
FleetCor Technologies, Inc.(b)	382	54,890
Fujitsu Ltd.	2,000	13,736
International Business Machines Corp.	461	88,650
Itochu Techno-Solutions Corp.	500	22,259
MasterCard, Inc.—Class A	976	73,991
Nomura Research Institute Ltd.	500	15,804
NTT Data Corp.	500	17,959
Otsuka Corp.	400	16,963
Paychex, Inc.	2,072	86,299
Shanghai Baosight Software Co., Ltd.(c) (d)	195,421	422,657
Teradata Corp.(b)	1,261	57,590
Total System Services, Inc.	2,397	75,410
Vantiv, Inc.—Class A(b)	1,879	58,775
Visa, Inc.—Class A	408	86,708
Western Union Co. (The)—Class W	4,099	71,609
Xerox Corp.	4,747	65,556

		1,992,305

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment – 0.3%
Advantest Corp.	1,300	$15,115
Altera Corp.	2,039	72,058
Analog Devices, Inc.	1,470	75,146
Applied Materials, Inc.	2,149	49,653
ARM Holdings PLC	3,225	52,118
ASM Pacific Technology Ltd.	1,600	16,609
ASML Holding NV	527	50,585
Avago Technologies Ltd.	675	55,411
Broadcom Corp.—Class A	1,675	65,961
Cree, Inc.(b) (e)	917	41,779
Infineon Technologies AG	4,565	53,215
Intel Corp.	2,068	72,215
KLA-Tencor Corp.	991	75,732
Lam Research Corp.	781	56,162
Linear Technology Corp.	1,704	76,867
Marvell Technology Group Ltd.	3,710	51,606
Maxim Integrated Products, Inc.	2,328	71,912
Microchip Technology, Inc.	1,670	81,546
Micron Technology, Inc.(b)	1,121	36,545
NVIDIA Corp.	2,359	45,883
Rohm Co., Ltd.	300	19,177
STMicroelectronics NV	5,473	45,974
Texas Instruments, Inc.	1,664	80,171
Tokyo Electron Ltd.	300	21,022
Xilinx, Inc.	1,654	69,881

		1,352,343

Software – 0.4%
Activision Blizzard, Inc.	2,602	61,251
Adobe Systems, Inc.(b)	841	60,468
ANSYS, Inc.(b)	584	47,479
Autodesk, Inc.(b)	881	47,257
CA, Inc.	2,916	82,348
Citrix Systems, Inc.(b)	1,012	71,103
Dassault Systemes	1,016	67,334
Electronic Arts, Inc.(b)	1,540	58,274
FireEye, Inc.(b) (e)	1,877	58,450
Gemalto NV	491	48,104
GungHo Online Entertainment, Inc.	3,100	16,551
Intuit, Inc.	845	70,287
Konami Corp.	600	13,907
Microsoft Corp.	1,789	81,274
NetSuite, Inc.(b)	725	63,539
Nexon Co., Ltd.	1,800	15,692
Nintendo Co., Ltd.	100	11,147
Nuance Communications, Inc.(b)	2,838	48,274
Open Text Corp.	1,055	59,266
Oracle Corp.	1,802	74,837
Oracle Corp. Japan	400	16,312
Red Hat, Inc.(b)	1,055	64,271
Sage Group PLC (The)	10,243	66,993
Salesforce.com, Inc.(b)	841	49,695
SAP SE	800	62,355
ServiceNow, Inc.(b)	1,082	66,143
Symantec Corp.	2,558	62,108
Synopsys, Inc.(b)	1,868	76,401
Trend Micro, Inc./Japan	400	12,890

Company	Shares	U.S. $ Value
VMware, Inc.—Class A(b)	475	$46,825
Workday, Inc.—Class A(b)	691	62,929
Xero Ltd.(b)	918	19,388

		1,663,152

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc.	662	67,855
BlackBerry Ltd.(b)	2,961	30,092
Brother Industries Ltd.	900	17,468
Canon, Inc.	800	26,107
EMC Corp./MA	2,415	71,315
Hewlett-Packard Co.	1,725	65,550
Konica Minolta, Inc.	1,700	18,714
NEC Corp.(b)	4,000	14,248
NetApp, Inc.	1,523	64,210
Nokia Oyj	6,528	54,825
Ricoh Co., Ltd.	1,400	15,196
SanDisk Corp.	550	53,878
Seagate Technology PLC	1,001	62,643
Seiko Epson Corp.	400	20,322
Western Digital Corp.	612	63,042

		645,465

		9,745,858

Health Care – 2.1%
Biotechnology – 0.2%
Actelion Ltd. (REG)(b)	551	67,653
Alexion Pharmaceuticals, Inc.(b)	305	51,634
Amgen, Inc.	635	88,506
Biogen Idec, Inc.(b)	174	59,689
BioMarin Pharmaceutical, Inc.(b)	730	51,991
Celgene Corp.(b)	719	68,319
CSL Ltd.	861	59,459
Gilead Sciences, Inc.(b)	633	68,098
Grifols SA	1,528	71,180
Pharmacyclics, Inc.(b)	592	73,639
Regeneron Pharmaceuticals, Inc.(b)	147	51,526
Vertex Pharmaceuticals, Inc.(b)	521	48,750

		760,444

Health Care Equipment & Supplies – 0.5%
Abbott Laboratories	2,375	100,320
Baxter International, Inc.	1,442	108,121
Becton Dickinson and Co.	964	112,952
Boston Scientific Corp.(b)	5,551	70,387
CareFusion Corp.(b)	1,626	74,650
Cochlear Ltd.	643	43,593
Coloplast A/S—Class B	1,043	86,751
Covidien PLC	574	49,840
CR Bard, Inc.	520	77,189
DENTSPLY International, Inc.	1,814	86,537
Edwards Lifesciences Corp.(b)	703	69,780
Elekta AB—Class B	6,726	76,888
Essilor International SA	917	97,296

Company	Shares	U.S. $ Value
Getinge AB—Class B	3,430	$89,686
Hologic, Inc.(b)	2,474	61,528
Intuitive Surgical, Inc.(b)	142	66,741
Medtronic, Inc.	1,437	91,752
Olympus Corp.(b)	900	32,197
ResMed, Inc.(e)	1,144	60,689
Smith & Nephew PLC	5,222	90,396
Sonova Holding AG	631	101,016
St Jude Medical, Inc.	1,263	82,840
Stryker Corp.	1,183	98,556
Sysmex Corp.	1,000	38,754
Terumo Corp.	1,400	35,259
Varian Medical Systems, Inc.(b)	1,007	85,615
William Demant Holding A/S(b)	963	74,405
Zimmer Holdings, Inc.	892	88,585

		2,152,323

Health Care Providers & Services – 0.6%
Aetna, Inc.	1,072	88,043
Alfresa Holdings Corp.	700	41,582
AmerisourceBergen Corp.—Class A	1,255	97,124
Cardinal Health, Inc.	1,234	90,946
Catamaran Corp.(b)	1,595	75,151
Celesio AG	1,728	58,758
China National Accord Medicines Corp. Ltd.—Class B	67,683	327,743
CIGNA Corp.	899	85,045
DaVita HealthCare Partners, Inc.(b)	1,561	116,576
Express Scripts Holding Co.(b)	1,268	93,743
Fresenius Medical Care AG & Co. KGaA	1,651	116,327
Fresenius SE & Co. KGaA	1,756	85,667
HCA Holdings, Inc.(b)	1,101	76,872
Henry Schein, Inc.(b)	770	92,161
Humana, Inc.	579	74,541
Laboratory Corp. of America Holdings(b)	849	91,038
McKesson Corp.	495	96,540
Medipal Holdings Corp.	3,200	41,439
Miraca Holdings, Inc.	900	41,926
Omnicare, Inc.	1,355	86,408
Patterson Cos., Inc.	2,225	89,601
Quest Diagnostics, Inc.	1,309	82,742
Ramsay Health Care Ltd.	915	44,431
Ryman Healthcare Ltd.	6,183	41,699
Sonic Healthcare Ltd.	2,720	44,808
Suzuken Co., Ltd./Aichi Japan	1,200	39,979
UnitedHealth Group, Inc.	1,108	96,041
Universal Health Services, Inc.—Class B	671	76,789
WellPoint, Inc.	716	83,421

		2,477,141

Health Care Technology – 0.0%
Cerner Corp.(b)	1,291	74,439
M3, Inc.	2,300	40,240

		114,679

Company	Shares	U.S. $ Value
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	1,269	$72,536
Illumina, Inc.(b)	286	51,297
Lonza Group AG(b)	788	90,364
Mettler-Toledo International, Inc.(b)	277	74,923
QIAGEN NV(b)	3,353	81,311
Quintiles Transnational Holdings, Inc.(b)	1,296	72,732
Thermo Fisher Scientific, Inc.	710	85,349
Waters Corp.(b)	715	73,952

		602,464

Pharmaceuticals – 0.7%
AbbVie, Inc.	1,422	78,608
Actavis PLC(b)	321	72,861
Allergan, Inc./United States	360	58,925
Astellas Pharma, Inc.	2,800	40,376
AstraZeneca PLC	1,111	84,779
Bayer AG	628	84,405
Bristol-Myers Squibb Co.	1,705	86,358
Chugai Pharmaceutical Co., Ltd.	1,100	34,816
Daiichi Sankyo Co., Ltd.	2,300	40,700
Eisai Co., Ltd.	1,300	54,298
Eli Lilly & Co.	1,543	98,073
Endo International PLC(b)	1,171	74,604
GlaxoSmithKline PLC	4,886	119,413
Hisamitsu Pharmaceutical Co., Inc.	1,000	39,708
Hospira, Inc.(b)	1,180	63,413
Johnson & Johnson	1,127	116,904
Kyowa Hakko Kirin Co., Ltd.	3,000	40,720
Merck & Co., Inc.	1,698	102,067
Merck KGaA	1,228	107,152
Mitsubishi Tanabe Pharma Corp.	2,700	41,343
Mylan, Inc./PA(b)	1,458	70,859
Novartis AG	1,338	120,214
Novo Nordisk A/S—Class B	2,135	97,923
Ono Pharmaceutical Co., Ltd.	500	44,708
Orion Oyj—Class B	2,280	89,624
Otsuka Holdings Co., Ltd.	1,300	47,295
Perrigo Co. PLC	435	64,702
Pfizer, Inc.	3,628	106,627
Roche Holding AG	398	116,239
Sanofi	1,024	112,223
Santen Pharmaceutical Co., Ltd.	700	40,347
Shanghai Shenqi Pharmaceutical Investment Management Co., Ltd.—Class B(b)	228,150	309,600
Shionogi & Co., Ltd.	1,800	42,404
Shire PLC	752	61,271
Sumitomo Dainippon Pharma Co., Ltd.	3,100	42,155
Taisho Pharmaceutical Holdings Co., Ltd.	600	45,548
Takeda Pharmaceutical Co., Ltd.	1,200	54,821
UCB SA	842	81,506
Valeant Pharmaceuticals International, Inc.(b)	359	42,058
Zoetis, Inc.	2,641	93,597

		3,123,244

		9,230,295

Company	Shares	U.S. $ Value
Materials – 2.1%
Chemicals – 1.1%
Agrium, Inc. (Toronto)	1,347	$127,378
Air Liquide SA	500	63,916
Air Products & Chemicals, Inc.	713	94,979
Air Water, Inc.	1,000	15,730
Airgas, Inc.	1,123	123,957
Akzo Nobel NV	726	51,332
Albemarle Corp.	1,134	72,100
Arkema SA	522	39,202
Asahi Kasei Corp.	4,000	32,098
Ashland, Inc.	911	97,677
BASF SE	503	51,856
Celanese Corp.—Series A	1,322	82,678
CF Industries Holdings, Inc.	327	84,258
Croda International PLC	1,345	48,730
Daicel Corp.	2,000	22,194
Danhua Chemical Technology Co., Ltd.—Class B(b)	432,597	215,001
Dow Chemical Co. (The)	1,725	92,374
Eastman Chemical Co.	1,214	100,119
Ecolab, Inc.	1,132	129,976
EI du Pont de Nemours & Co.	1,739	114,965
EMS-Chemie Holding AG (REG)	141	61,309
FMC Corp.	1,116	73,812
Fuchs Petrolub SE (Preference Shares)	1,162	47,823
Givaudan SA(b)	40	66,506
Hitachi Chemical Co., Ltd.	1,100	20,479
Hubei Sanonda Co., Ltd.—Class B	345,171	420,883
Incitec Pivot Ltd.	7,657	22,194
International Flavors & Fragrances, Inc.	958	97,323
Johnson Matthey PLC	1,243	65,215
JSR Corp.	1,200	20,863
K&S AG	1,348	41,942
Kaneka Corp.	4,000	23,676
Kansai Paint Co., Ltd.	1,000	15,892
Koninklijke DSM NV	894	59,730
Kuraray Co., Ltd.	2,000	24,917
Lanxess AG	766	47,414
Linde AG	310	61,435
LyondellBasell Industries NV—Class A	899	102,801
Methanex Corp.	1,157	77,360
Mitsubishi Chemical Holdings Corp.	7,000	34,943
Mitsubishi Gas Chemical Co., Inc.	3,000	19,421
Mitsui Chemicals, Inc.	9,000	26,585
Monsanto Co.	955	110,446
Mosaic Co. (The)	2,386	113,955
Nippon Paint Co., Ltd.	1,000	24,796
Nitto Denko Corp.	400	20,977
Novozymes A/S—Class B	1,112	51,686
Orica Ltd.	1,102	21,119
Potash Corp. of Saskatchewan, Inc.	3,115	109,410
PPG Industries, Inc.	503	103,548
Praxair, Inc.	1,044	137,338
Shanghai Chlor-Alkali Chemical Co., Ltd.—Class B	581,516	279,709
Sherwin-Williams Co. (The)	525	114,508
Shin-Etsu Chemical Co., Ltd.	500	31,058
Sigma-Aldrich Corp.	1,396	145,184
Sika AG	14	53,017
Solvay SA	376	59,162

Company	Shares	U.S. $ Value
Sumitomo Chemical Co., Ltd.	6,000	$21,540
Syngenta AG	183	65,727
Taiyo Nippon Sanso Corp.	2,000	18,016
Teijin Ltd.	8,000	19,613
Toray Industries, Inc.	3,000	20,479
Umicore SA	1,314	63,513
Westlake Chemical Corp.	945	91,788
Yara International ASA	1,081	54,242

		4,823,874

Construction Materials – 0.2%
Boral Ltd.	4,790	24,678
CRH PLC	1,811	41,739
CSG Holding Co., Ltd.—Class B	326,515	239,724
Fletcher Building Ltd.	2,739	21,091
HeidelbergCement AG	635	48,069
Holcim Ltd.(b)	775	61,683
Imerys SA	591	47,273
James Hardie Industries PLC	1,658	19,871
Lafarge SA	630	48,310
Martin Marietta Materials, Inc.	606	79,362
Shanghai Yaohua Pilkington Glass Group Co., Ltd.(c)(d)	470,968	314,842
Taiheiyo Cement Corp.	5,000	20,914
Vulcan Materials Co.	1,090	69,084

		1,036,640

Containers & Packaging – 0.2%
Amcor Ltd./Australia	2,191	23,393
Avery Dennison Corp.	2,107	101,410
Ball Corp.	1,839	117,880
Crown Holdings, Inc.(b)	1,951	94,175
MeadWestvaco Corp.	2,101	90,343
Owens-Illinois, Inc.(b)	2,533	77,991
Rexam PLC	5,852	49,304
Rock-Tenn Co.—Class A	1,662	81,704
Sealed Air Corp.	2,349	84,799
Toyo Seikan Group Holdings Ltd.	1,100	15,055

		736,054

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	1,472	56,292
Alcoa, Inc.	4,002	66,473
Alumina Ltd.(b)	10,015	14,521
Anglo American PLC	1,493	37,909
Antofagasta PLC	2,898	37,844
ArcelorMittal (Euronext Amsterdam)	3,166	46,017
Barrick Gold Corp.	3,867	71,095
BHP Billiton Ltd.	839	28,933
BHP Billiton PLC	1,498	47,219
Boliden AB	3,026	48,015
Daido Steel Co., Ltd.	4,000	17,585
Eldorado Gold Corp.	5,780	47,790
First Quantum Minerals Ltd.	3,750	84,188
Fortescue Metals Group Ltd.	2,913	11,379
Franco-Nevada Corp.	1,190	67,046
Freeport-McMoRan, Inc.	2,347	85,360
Fresnillo PLC	1,859	29,741

Company	Shares	U.S. $ Value
Glencore PLC(b)	8,285	$49,888
Goldcorp, Inc.	2,597	72,920
Hitachi Metals Ltd.	1,000	17,076
Iluka Resources Ltd.	2,162	17,986
JFE Holdings, Inc.	900	18,220
Kinross Gold Corp.(b)	20,659	81,701
Kobe Steel Ltd.	14,000	22,775
Maruichi Steel Tube Ltd.	700	18,614
Mitsubishi Materials Corp.	6,000	20,256
New Gold, Inc.(b)	7,331	47,399
Newcrest Mining Ltd.(b)	1,453	15,459
Newmont Mining Corp.	2,926	79,265
Nippon Steel & Sumitomo Metal Corp.	8,000	22,656
Norsk Hydro ASA	8,260	48,661
Nucor Corp.	1,824	99,080
Randgold Resources Ltd.	524	44,198
Rio Tinto Ltd.	435	25,519
Rio Tinto PLC	799	42,723
Silver Wheaton Corp.	2,544	63,547
Sumitomo Metal Mining Co., Ltd.	1,000	15,185
Teck Resources Ltd.—Class B	3,088	70,121
ThyssenKrupp AG(b)	1,458	40,588
Turquoise Hill Resources Ltd.(b)	24,723	83,221
Voestalpine AG	1,034	44,388
Yamana Gold, Inc.	7,112	60,569
Yamato Kogyo Co., Ltd.	600	19,875

		1,939,297

Paper & Forest Products – 0.1%
International Paper Co.	1,979	95,882
OJI Holdings Corp.	6,000	24,403
Shandong Chenming Paper Holdings Ltd.—Class B	800,851	386,473
Stora Enso Oyj—Class R	5,589	48,780
UPM-Kymmene Oyj	2,858	43,019

		598,557

		9,134,422

Consumer Staples – 2.0%
Beverages – 0.5%
Anheuser-Busch InBev NV	487	54,326
Anhui Gujing Distillery Co., Ltd.—Class B	171,226	452,876
Asahi Group Holdings Ltd.	1,000	31,560
Brown-Forman Corp.—Class B	878	81,355
Carlsberg A/S—Class B	608	55,588
Coca-Cola Amatil Ltd.	4,579	38,536
Coca-Cola Co. (The)	2,941	122,699
Coca-Cola Enterprises, Inc.	1,711	81,752
Coca-Cola HBC AG(b)	2,221	52,188
Constellation Brands, Inc.—Class A(b)	837	72,894
Diageo PLC	1,926	56,837
Dr Pepper Snapple Group, Inc.	1,524	95,890
Heineken Holding NV	812	56,076
Heineken NV	765	58,243
Kirin Holdings Co., Ltd.	2,400	32,178
Molson Coors Brewing Co.—Class B	979	72,397
Monster Beverage Corp.(b)	727	64,274

Company	Shares	U.S. $ Value
PepsiCo, Inc.	1,238	$114,503
Pernod Ricard SA	476	56,156
Remy Cointreau SA	494	39,264
SABMiller PLC (London)	893	49,342
Suntory Beverage & Food Ltd.	900	33,006
Treasury Wine Estates Ltd.	5,680	27,188
Yantai Changyu Pioneer Wine Co., Ltd.—Class B	154,514	475,900

		2,275,028

Food & Staples Retailing – 0.4%
Aeon Co., Ltd.	3,900	42,172
Alimentation Couche-Tard, Inc.—Class B	2,956	88,656
Carrefour SA	1,218	42,270
Casino Guichard Perrachon SA	364	43,471
Colruyt SA	1,129	53,837
Costco Wholesale Corp.	952	115,268
CVS Caremark Corp.	1,303	103,523
Delhaize Group SA	613	42,692
Distribuidora Internacional de Alimentacion SA	4,872	40,985
Empire Co., Ltd.—Class A	1,152	80,088
FamilyMart Co., Ltd.	600	25,145
George Weston Ltd.	1,012	80,202
J Sainsbury PLC	9,165	44,252
Jeronimo Martins SGPS SA	3,803	51,581
Koninklijke Ahold NV	2,901	49,563
Kroger Co. (The)	1,731	88,246
Lawson, Inc.	600	43,093
Loblaw Cos., Ltd.	1,676	83,546
Metcash Ltd.	12,512	32,849
Metro AG(b)	1,152	40,578
Metro, Inc.	1,263	81,881
Olam International Ltd.	18,000	38,175
Safeway, Inc.	555	19,303
Seven & I Holdings Co., Ltd.	900	36,135
Sysco Corp.	2,608	98,661
Tesco PLC	11,893	45,460
Wal-Mart Stores, Inc.	1,687	127,369
Walgreen Co.	1,092	66,088
Wesfarmers Ltd.	1,283	51,940
Whole Foods Market, Inc.	1,549	60,628
WM Morrison Supermarkets PLC	15,702	46,317
Woolworths Ltd.	1,631	55,128

		1,919,102

Food Products – 0.7%
Ajinomoto Co., Inc.	2,000	32,556
Archer-Daniels-Midland Co.	1,860	92,740
Aryzta AG(b)	522	47,690
Associated British Foods PLC	1,195	56,844
Barry Callebaut AG(b)	47	57,700
Bunge Ltd.	1,191	100,818
Calbee, Inc.	1,100	37,995
Campbell Soup Co.	1,970	88,295
ConAgra Foods, Inc.	2,840	91,448
Danone SA	707	49,371
General Mills, Inc.	2,211	118,023
Golden Agri-Resources Ltd.	85,000	34,700
Hershey Co. (The)	1,194	109,155
Hormel Foods Corp.	1,879	95,228

Company	Shares	U.S. $ Value
JM Smucker Co. (The)	946	$97,060
Kellogg Co.	1,419	92,192
Kerry Group PLC—Class A	746	56,126
Keurig Green Mountain, Inc.	376	50,128
Kikkoman Corp.	2,000	43,838
Kraft Foods Group, Inc.	2,025	119,273
Lindt & Spruengli AG	12	62,912
Lindt & Spruengli AG (REG)	1	62,702
McCormick & Co., Inc./MD	1,515	105,580
Mead Johnson Nutrition Co.—Class A	723	69,119
MEIJI Holdings Co., Ltd.	400	32,972
Mondelez International, Inc.—Class A	2,668	96,555
Nestle SA	946	73,380
NH Foods Ltd	2,000	42,360
Nisshin Seifun Group, Inc.	2,800	32,295
Nissin Foods Holdings Co., Ltd.	600	34,388
Orkla ASA	5,790	52,448
Saputo, Inc.	1,317	80,113
Shanghai Dajiang Food Group Co., Ltd.—Class B(b)	1,052,087	403,707
Tate & Lyle PLC	4,945	55,541
Toyo Suisan Kaisha Ltd.	1,000	31,304
Tyson Foods, Inc.—Class A	1,570	59,754
Unilever NV	1,438	59,800
Unilever PLC	1,407	62,063
Wilmar International Ltd.	14,000	35,396
Yakult Honsha Co., Ltd.	600	32,962
Yamazaki Baking Co., Ltd.(b)	3,000	39,468

		2,995,999

Household Products – 0.2%
Church & Dwight Co., Inc.	1,629	111,163
Clorox Co. (The)	1,263	111,902
Colgate-Palmolive Co.	1,733	112,177
Energizer Holdings, Inc.	699	84,943
Henkel AG & Co. KGaA	563	53,581
Henkel AG & Co. KGaA (Preference Shares)	516	54,164
Kimberly-Clark Corp.	1,006	108,648
Procter & Gamble Co. (The)	1,742	144,778
Reckitt Benckiser Group PLC	639	55,763
Svenska Cellulosa AB SCA—Class B	2,160	51,963
Unicharm Corp.	500	32,846

		921,928

Personal Products – 0.1%
Avon Products, Inc.	3,792	53,240
Beiersdorf AG	635	55,981
Estee Lauder Cos., Inc. (The)—Class A	1,076	82,669
Herbalife Ltd.(e)	360	18,353
Kao Corp.	800	34,511
L’Oreal SA	361	59,790
Shiseido Co., Ltd.	1,700	31,414

		335,958

Tobacco – 0.1%
Altria Group, Inc.	2,462	106,063
British American Tobacco PLC	1,008	59,596
Imperial Tobacco Group PLC	1,346	58,746

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	1,199	$41,082
Lorillard, Inc.	1,885	112,534
Philip Morris International, Inc.	1,175	100,557
Reynolds American, Inc.	1,426	83,378
Swedish Match AB	1,486	49,696

		611,652

		9,059,667

Energy – 1.3%
Energy Equipment & Services – 0.4%
Aker Solutions ASA	4,922	74,859
AMEC PLC	5,516	103,070
Baker Hughes, Inc.	783	54,137
Cameron International Corp.(b)	855	63,552
Core Laboratories NV	360	56,876
Diamond Offshore Drilling, Inc.(e)	1,084	47,631
Ensco PLC—Class A	1,318	66,533
FMC Technologies, Inc.(b)	973	60,170
Fugro NV	1,648	59,764
Halliburton Co.	786	53,141
Helmerich & Payne, Inc.	502	52,735
Nabors Industries Ltd.	1,568	42,665
National Oilwell Varco, Inc.	766	66,205
Noble Corp. PLC	1,958	55,725
Oceaneering International, Inc.	869	60,448
Paragon Offshore PLC(b)	0	0
Petrofac Ltd.	4,299	80,582
Saipem SpA(b)	2,550	60,553
Schlumberger Ltd.	597	65,455
Seadrill Ltd.	1,408	51,848
Subsea 7 SA	4,004	66,605
Superior Energy Services, Inc.	1,437	51,502
Technip SA	730	67,592
Tenaris SA	3,791	83,766
Transocean Ltd. (Zurich)	1,991	76,697
Weatherford International PLC(b)	2,064	48,896
WorleyParsons Ltd.	2,563	39,402

		1,610,409

Oil, Gas & Consumable Fuels – 0.9%
AltaGas Ltd.	901	43,579
Anadarko Petroleum Corp.	347	39,103
Antero Resources Corp.(b)	749	43,330
Apache Corp.	476	48,471
ARC Resources Ltd.	1,468	42,435
Athabasca Oil Corp.(b)	6,697	48,782
Baytex Energy Corp.	1,282	57,326
BG Group PLC	2,934	58,485
BP PLC	9,762	77,872
Cabot Oil & Gas Corp.	1,262	42,327
Caltex Australia Ltd.	830	22,117
Cameco Corp.	1,833	35,841
Canadian Natural Resources Ltd.	1,073	46,767
Canadian Oil Sands Ltd.	1,958	42,174
Cenovus Energy, Inc.	1,574	50,204
Cheniere Energy, Inc.(b)	408	32,746
Chesapeake Energy Corp.	1,407	38,270

Company	Shares	U.S. $ Value
Chevron Corp.	463	$59,935
Cimarex Energy Co.	246	35,709
Cobalt International Energy, Inc.(b)	1,910	29,318
Concho Resources, Inc.(b)	263	37,356
ConocoPhillips	655	53,199
CONSOL Energy, Inc.	943	37,984
Continental Resources, Inc./OK(b)	241	38,871
Crescent Point Energy Corp.	1,036	42,877
Denbury Resources, Inc.	2,785	47,958
Devon Energy Corp.	613	46,232
Enbridge, Inc.	1,393	69,477
EnCana Corp.	1,738	40,073
Energen Corp.	507	40,803
Enerplus Corp.	1,714	39,236
ENI SpA	2,764	69,020
EOG Resources, Inc.	352	38,678
EQT Corp.	421	41,704
Exxon Mobil Corp.	596	59,278
Galp Energia SGPS SA	3,556	63,121
Hess Corp.	516	52,168
HollyFrontier Corp.	825	41,275
Husky Energy, Inc.	1,387	42,224
Idemitsu Kosan Co., Ltd.	900	19,754
Imperial Oil Ltd.	1,111	59,121
Inpex Corp.	1,200	17,205
Inter Pipeline Ltd.	1,274	42,510
JX Holdings, Inc.	3,800	19,554
Keyera Corp.	493	43,374
Kinder Morgan Management LLC(b)(e)	645	63,029
Kinder Morgan, Inc./DE	1,242	50,003
Koninklijke Vopak NV	1,143	58,642
Lundin Petroleum AB(b)	3,876	72,144
Marathon Oil Corp.	1,211	50,487
Marathon Petroleum Corp.	466	42,411
MEG Energy Corp.(b)	1,222	43,528
Murphy Oil Corp.	771	48,164
Neste Oil Oyj	2,341	45,832
Noble Energy, Inc.	612	44,150
Occidental Petroleum Corp.	525	54,458
OMV AG	1,681	64,911
ONEOK, Inc.	823	57,775
Origin Energy Ltd.	1,662	24,123
Pacific Rubiales Energy Corp.	2,126	44,248
Peabody Energy Corp.	2,008	31,887
Pembina Pipeline Corp.	685	31,481
Pengrowth Energy Corp.	6,782	43,226
Penn West Petroleum Ltd.	3,768	29,283
Peyto Exploration & Development Corp.	1,247	44,189
Phillips 66	580	50,472
Pioneer Natural Resources Co.	169	35,262
QEP Resources, Inc.	1,232	43,822
Range Resources Corp.	526	41,338
Repsol SA	2,877	71,451
Royal Dutch Shell PLC—Class A	2,197	88,916
Royal Dutch Shell PLC—Class B	2,093	88,406
Santos Ltd.	1,594	22,103
Showa Shell Sekiyu KK	1,800	19,328
Southwestern Energy Co.(b)	1,109	45,669
Spectra Energy Corp.	1,460	60,824

Company	Shares	U.S. $ Value
Statoil ASA	2,905	$81,717
Suncor Energy, Inc. (Toronto)	1,243	51,021
Talisman Energy, Inc.	2,532	25,453
Tesoro Corp.	563	36,449
TonenGeneral Sekiyu KK	2,000	18,243
Total SA	970	64,009
Tourmaline Oil Corp.(b)	867	43,912
TransCanada Corp.	1,255	67,442
Tullow Oil PLC	4,479	54,326
Valero Energy Corp.	733	39,685
Vermilion Energy, Inc.	653	42,478
Whiting Petroleum Corp.(b)	415	38,454
Williams Cos., Inc. (The)	842	50,048
Woodside Petroleum Ltd.	494	19,714

		4,142,356

		5,752,765

Utilities – 1.0%
Electric Utilities – 0.4%
American Electric Power Co., Inc.	1,070	57,459
AusNet Services	25,269	33,441
Cheung Kong Infrastructure Holdings Ltd.	4,000	28,872
Chubu Electric Power Co., Inc.(b)	2,100	24,265
Chugoku Electric Power Co., Inc. (The)	1,900	25,059
CLP Holdings Ltd.	7,000	59,270
Contact Energy Ltd.	6,860	31,842
Duke Energy Corp.	891	65,925
Edison International	951	56,242
EDP—Energias de Portugal SA	17,871	86,590
Electricite de France SA	2,122	68,986
Enel SpA	11,219	59,423
Entergy Corp.	828	64,096
Exelon Corp.	1,427	47,690
FirstEnergy Corp.	1,609	55,092
Fortis, Inc./Canada	1,705	52,563
Fortum Oyj	3,242	81,445
Hokuriku Electric Power Co.	2,400	31,075
Iberdrola SA	12,616	92,696
Kansai Electric Power Co., Inc. (The)(b)	2,100	19,217
Kyushu Electric Power Co., Inc.(b)	2,000	20,312
NextEra Energy, Inc.	599	58,972
Northeast Utilities	1,271	58,326
OGE Energy Corp.	1,339	50,239
Pepco Holdings, Inc.	2,594	71,491
Pinnacle West Capital Corp.	968	55,128
Power Assets Holdings Ltd.	5,000	45,547
PPL Corp.	1,909	66,109
Red Electrica Corp. SA	1,013	85,271
Shikoku Electric Power Co., Inc.(b)	2,400	29,488
Southern Co. (The)	1,600	71,040
SSE PLC	3,666	92,461
Terna Rete Elettrica Nazionale SpA	20,247	104,426
Tohoku Electric Power Co., Inc.	2,200	24,286
Tokyo Electric Power Co., Inc.(b)	6,400	23,108
Xcel Energy, Inc.	2,086	66,856

		1,964,308

Company	Shares	U.S. $ Value
Gas Utilities – 0.1%
APA Group	4,471	$32,387
Enagas SA	2,439	81,350
Gas Natural SDG SA	2,415	74,047
Hong Kong & China Gas Co., Ltd.	20,800	47,182
Osaka Gas Co., Ltd.	10,000	41,128
Snam SpA	16,345	95,091
Toho Gas Co., Ltd.	5,000	28,779
Tokyo Gas Co., Ltd.	9,000	51,108

		451,072

Independent Power Producers & Energy Traders – 0.1%
AES Corp./VA	3,004	45,601
Calpine Corp.(b)	1,884	44,783
Electric Power Development Co., Ltd.	1,003	32,859
Enel Green Power SpA	29,676	81,978
NRG Energy, Inc.	1,240	38,167
TransAlta Corp.	4,502	51,922

		295,310

Multi-Utilities – 0.4%
AGL Energy Ltd.	3,510	46,260
Alliant Energy Corp.	1,293	75,628
Ameren Corp.	1,368	54,706
Atco Ltd./Canada—Class I	1,178	50,693
Canadian Utilities Ltd.—Class A	1,455	52,376
CenterPoint Energy, Inc.	1,780	44,215
Centrica PLC	20,228	107,373
CMS Energy Corp.	1,887	57,629
Consolidated Edison, Inc.	1,209	69,989
Dominion Resources, Inc./VA	900	63,198
DTE Energy Co.	472	36,934
E.ON SE	3,849	70,052
GDF Suez	3,053	75,252
Integrys Energy Group, Inc.	539	36,593
MDU Resources Group, Inc.	1,067	33,408
National Grid PLC	7,662	114,501
NiSource, Inc.	1,280	50,778
PG&E Corp.	1,297	60,284
Public Service Enterprise Group, Inc.	1,442	53,916
RWE AG	1,597	62,624
SCANA Corp.	1,311	68,093
Sempra Energy	567	60,085
Suez Environnement Co.	3,446	63,558
United Utilities Group PLC	6,493	94,666
Veolia Environnement SA	3,617	66,448
Wisconsin Energy Corp.	1,342	60,833

		1,630,092

Water Utilities – 0.0%
American Water Works Co., Inc.	1,213	61,390
Severn Trent PLC	3,054	98,678

		160,068

		4,500,850

Telecommunication Services – 0.6%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	2,599	90,861

Company	Shares	U.S. $ Value
BCE, Inc.	2,710	$122,004
Belgacom SA	1,951	69,548
Bell Aliant, Inc.	2,147	60,917
BT Group PLC	10,456	67,225
CenturyLink, Inc.	1,522	62,387
Deutsche Telekom AG	3,918	58,720
Elisa Oyj	2,431	66,271
Frontier Communications Corp.	8,408	57,174
HKT Trust and HKT Ltd.	14,000	16,565
Iliad SA	178	39,127
Inmarsat PLC	4,532	52,797
Koninklijke KPN NV(b)	12,657	42,250
Level 3 Communications, Inc.(b)	1,217	54,716
Nippon Telegraph & Telephone Corp.	300	20,151
Orange SA	3,207	48,544
PCCW Ltd.	27,000	17,315
Singapore Telecommunications Ltd.	6,000	18,638
Spark New Zealand Ltd	7,281	17,875
Swisscom AG	137	79,590
TDC A/S	6,144	52,662
Telecom Italia SpA (ordinary shares)(b)	31,020	35,784
Telecom Italia SpA (savings shares)	40,877	37,643
Telefonica Deutschland Holding AG(b)	8,640	65,867
Telefonica SA	4,459	70,741
Telekom Austria AG	4,953	46,337
Telenor ASA	2,735	62,826
TeliaSonera AB	11,446	83,600
Telstra Corp., Ltd.	6,511	33,839
TELUS Corp.	2,457	89,598
TPG Telecom Ltd.	3,432	19,360
Verizon Communications, Inc.	1,875	93,412
Vivendi SA(b)	2,323	60,489
Windstream Holdings, Inc.	4,668	52,748
Ziggo NV	1,309	62,297

		1,929,878

Wireless Telecommunication Services – 0.1%
KDDI Corp.	360	20,803
Millicom International Cellular SA	610	54,719
NTT DoCoMo, Inc.	1,500	25,976
Rogers Communications, Inc.—Class B	2,479	101,048
SBA Communications Corp.—Class A(b)	758	83,600
SoftBank Corp.	200	14,451
Sprint Corp.(b)	5,362	30,081
StarHub Ltd.	5,000	16,604
T-Mobile US, Inc.(b)	1,666	50,113
Tele2 AB—Class B	5,888	73,340
Vodafone Group PLC	19,041	65,442

		536,177

		2,466,055

Total Common Stocks (cost $75,683,638)		82,560,724

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS—TREASURIES – 13.1%
Australia – 3.9%
Australia Government Bond
Series 124
5.75%, 5/15/21	AUD	9,990	$10,843,701
Series 138
3.25%, 4/21/29(a)		7,175	6,395,857

			17,239,558

New Zealand – 4.7%
New Zealand Government Bond
Series 423
5.50%, 4/15/23(a)	NZD	10,425	9,612,567
Series 521
6.00%, 5/15/21(a)		11,935	11,128,781

			20,741,348

Norway – 4.5%
Norway Government Bond
Series 474
3.75%, 5/25/21	NOK	109,785	19,720,010

Total Governments—Treasuries (cost $58,371,060)			57,700,916

	Shares
INVESTMENT COMPANIES – 2.1%
Funds and Investment Trusts – 2.1%
iShares Core MSCI Emerging Markets ETF(e)		82,560	4,454,938
iShares MSCI Emerging Markets ETF		91,475	4,121,863
WisdomTree Japan Hedged Equity Fund		15,952	795,686

Total Investment Companies (cost $8,947,932)			9,372,487

	Principal Amount (000)
MORTGAGE PASS-THROUGHS – 1.5%
Agency Fixed Rate 30-Year – 1.5%
Federal National Mortgage Association
3.00%, 8/01/43-12/01/43	U.S.$	3,588	3,576,732
3.50%, 10/01/44, TBA		3,114	3,195,471

Total Mortgage Pass-Throughs (cost $6,697,690)			6,772,203

	Shares
PREFERRED STOCKS – 1.3%
Financials – 1.3%
Real Estate Investment Trusts (REITs) – 1.3%
Apartment Investment & Management Co.
6.875%		42,000	1,073,100

Company	Shares	U.S. $ Value
Hersha Hospitality Trust
Series C
6.875%(e)	60,000	$1,544,700
Pebblebrook Hotel Trust
6.50%	65,950	1,648,750
Sabra Health Care REIT, Inc.
Series A
7.125%	53,175	1,340,010

Total Preferred Stocks (cost $5,528,125)		5,606,560

RIGHTS – 0.0%
Financials – 0.0%
Banks – 0.0%
Oversea-Chinese Banking Corp. Ltd., expiring 9/15/14 (b)	382	719

Utilities – 0.0%
Multi-Utilities – 0.0%
AGL Energy Ltd., expiring 9/14/15(b)	702	1,797

Total Rights (cost $0)		2,516

SHORT-TERM INVESTMENTS – 22.4%
Investment Companies – 22.4%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, 0.07%(f)(g) (cost $98,519,192)	98,519,192	98,519,192

Total Investments Before Security Lending Collateral for Securities Loaned – 98.2%
(cost $421,690,614)		432,986,588

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AllianceBernstein Exchange Reserves—Class I, 0.07%(f)(g) (cost $2,345,193)	2,345,193	2,345,193

Total Investments – 98.7% (cost $424,035,807)(h)		435,331,781
Other assets less liabilities – 1.3%(i)		5,638,111

Net Assets – 100.0%		$440,969,892

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	85	September 2014	$11,856,007	$11,944,687	$88,680
90 Day Euro Futures	3,000	December 2016	734,057,743	734,812,500	754,757
Brent Crude Futures	23	November 2014	2,442,322	2,395,910	(46,412)
Canola (WCE) Futures	223	November 2014	1,874,637	1,721,979	(152,658)
Cattle Feeder Futures	39	January 2015	4,033,715	4,098,900	65,185
Cattle Feeder Futures	9	October 2014	1,005,393	975,263	(30,130)
CBOE VIX Futures	58	December 2014	901,470	901,900	430
Cocoa Futures	159	December 2014	4,936,851	5,134,110	197,259
Coff Robusta Futures	150	November 2014	3,025,750	3,082,500	56,750
Coffee C Futures	30	December 2014	2,017,951	2,263,500	245,549
Copper London Metal Exchange Futures	8	November 2014	1,419,617	1,396,700	(22,917)
Copper London Metal Exchange Futures	21	October 2014	3,685,871	3,668,438	(17,433)
Corn Futures	134	December 2014	2,583,430	2,443,825	(139,605)
Cotton No. 2 Futures	181	December 2014	6,678,276	6,024,585	(653,691)
Euro Bund Futures	20	September 2014	3,818,291	3,982,319	164,028
Euro Buxl 30 Yr Bond Futures	19	September 2014	3,580,491	3,636,908	56,417
Gas Oil (ICE) Futures	29	January 2015	2,583,403	2,538,225	(45,178)
Gasoline Rbob Futures	22	September 2014	2,534,309	2,423,560	(110,749)
Gold 100 OZ Futures	37	December 2014	4,848,895	4,763,380	(85,515)
KC HRW Wheat Futures	81	December 2014	2,664,404	2,603,138	(61,266)
Lead London Metal Exchange Futures	61	October 2014	3,376,269	3,411,044	34,775
Lean Hogs Futures	121	October 2014	5,220,401	4,749,250	(471,151)
Live Cattle Futures	125	October 2014	7,706,351	7,571,250	(135,101)
MSCI EAFE Mini Futures	281	September 2014	27,524,595	26,987,240	(537,355)
MSCI Emerging Market Mini Futures	196	September 2014	10,310,446	10,640,840	330,394
Natural Gas Futures	38	March 2015	1,560,830	1,480,100	(80,730)
Nickel London Metal Exchange Futures	23	October 2014	2,591,161	2,589,294	(1,867)
Nickel London Metal Exchange Futures	8	November 2014	904,025	902,112	(1,913)
NY Harb ULSD Futures	22	January 2015	2,757,009	2,654,744	(102,265)
Palladium Futures	21	December 2014	1,851,210	1,910,055	58,845
Platinum Futures	100	October 2014	7,382,036	7,123,500	(258,536)
PRI Alum London Metal Exchange Futures	83	October 2014	4,175,328	4,337,787	162,459
S&P 500 E Mini Futures	343	September 2014	33,329,518	34,324,010	994,492
S&P TSX 60 Index Futures	4	September 2014	625,564	660,204	34,640
Silver Futures	27	December 2014	2,702,667	2,631,420	(71,247)
Soybean Futures	64	November 2014	3,447,565	3,277,600	(169,965)
Soybean Meal Futures	78	December 2014	2,701,426	2,735,460	34,034
Soybean Oil Futures	131	December 2014	2,812,033	2,526,204	(285,829)
Sugar 11 (World) Futures	150	February 2015	2,974,647	2,929,920	(44,727)
TOPIX Index Futures	41	September 2014	4,883,344	5,028,209	144,865
U.S Ultra Bond (CBT) Futures	186	December 2014	28,398,697	28,923,000	524,303
U.S. T-Note 10 Yr (CBT) Futures	192	December 2014	24,159,284	24,150,000	(9,284)
Wheat (CBT) Futures	84	December 2014	2,426,200	2,366,700	(59,500)
WTI Crude Futures	57	November 2014	5,618,821	5,379,090	(239,731)
WTI Crude Futures	16	May 2015	1,546,871	1,490,400	(56,471)
Zinc London Metal Exchange Futures	63	October 2014	3,680,442	3,709,519	29,077

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2014	Unrealized Appreciation/ (Depreciation)
Zinc London Metal Exchange Futures	22	November 2014	$1,302,897	$1,298,000	$(4,897)
Sold Contracts
10 Yr Canadian Bond Futures	75	December 2014	9,400,982	9,472,777	(71,795)
10 Yr Mini Japan Government Bond Futures	179	September 2014	24,981,858	25,154,106	(172,248)
90 Day Euro Futures	1,500	December 2015	370,947,948	371,268,750	(320,802)
90 Day Euro Futures	1,500	December 2017	364,558,960	364,875,000	(316,040)
Brent Crude Oil Futures	15	May 2015	1,601,733	1,565,250	36,483
CBOE VIX Futures	58	January 2015	947,595	945,400	2,195
Copper London Metal Exchange Futures	2	October 2014	349,846	349,375	471
Euro BTP Futures	66	September 2014	10,745,720	11,318,785	(573,065)
Euro Bund Futures	56	September 2014	10,703,454	11,150,495	(447,041)
Euro OAT Futures	65	September 2014	11,804,095	12,430,098	(626,003)
FTSE China Futures	472	September 2014	3,379,614	3,381,880	(2,266)
Gas Oil Futures (ICE)	25	October 2014	2,231,844	2,171,250	60,594
Gasoline Rbob Futures	7	September 2014	766,229	771,133	(4,904)
Gold 100 OZ Futures	15	December 2014	1,957,713	1,931,100	26,613
Lead London Metal Exchange Futures	28	November 2014	1,568,902	1,568,875	27
Lead London Metal Exchange Futures	11	October 2014	614,701	615,106	(405)
Lean Hogs Futures	45	October 2014	1,909,966	1,766,250	143,716
Nickel London Metal Exchange Futures	2	October 2014	222,716	225,156	(2,440)
NY Harbor USLD Futures	3	September 2014	362,900	360,373	2,527
PRI Alum London Metal Exchange Futures	16	October 2014	805,453	836,200	(30,747)
PRI Aluminum London Metal Exchange Futures	42	November 2014	2,108,135	2,203,425	(95,290)
Rapeseed Euro Futures	61	October 2014	1,349,526	1,297,443	52,083
Sugar 11 (World) Futures	69	September 2014	1,318,812	1,197,067	121,745
U.S. T-Note 10 Yr (CBT) Futures	231	December 2014	28,945,158	29,055,469	(110,311)
Wheat (CBT) Futures	31	December 2014	899,625	873,425	26,200
Zinc London Metal Exchange Futures	9	October 2014	515,680	529,931	(14,251)

					$(2,234,138)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	TRY	63,060	USD	29,732	9/17/14	$652,848
Barclays Bank PLC Wholesale	SEK	104,644	USD	15,612	9/17/14	640,943
Citibank, NA	AUD	19,543	USD	18,176	9/17/14	(58,454)
Citibank, NA	CAD	2,207	USD	2,013	9/17/14	(16,021)
Credit Suisse International	CHF	1,591	USD	1,770	9/17/14	36,660

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	GBP	2,506	USD	4,196	9/17/14	$36,428
Deutsche Bank AG London	EUR	159	USD	210	12/15/14	837
Deutsche Bank AG London	EUR	40,679	USD	55,102	9/17/14	1,648,199
HSBC Bank USA	CAD	19,059	USD	17,434	9/17/14	(88,320)
HSBC Bank USA	EUR	161	USD	219	9/17/14	7,432
HSBC Bank USA	HKD	5,290	USD	683	9/17/14	(72)
HSBC Bank USA	JPY	2,911,746	USD	28,454	9/17/14	465,156
HSBC Bank USA	USD	4,723	CAD	5,163	9/17/14	23,925
JPMorgan Chase Bank NA	CAD	3,232	USD	2,974	9/17/14	2,146
Morgan Stanley Capital Services LLC	SGD	491	USD	393	9/17/14	(166)
Royal Bank of Scotland PLC	NZD	24,705	USD	20,858	9/17/14	221,882
State Street Bank & Trust Co.	AUD	139	USD	130	9/17/14	406
State Street Bank & Trust Co.	CAD	1,369	USD	1,256	9/17/14	(2,163)
State Street Bank & Trust Co.	DKK	2,758	USD	501	9/17/14	14,382
State Street Bank & Trust Co.	EUR	4,094	USD	5,546	9/17/14	165,867
State Street Bank & Trust Co.	GBP	726	USD	1,221	9/17/14	15,819
State Street Bank & Trust Co.	HKD	825	USD	106	9/17/14	(11)
State Street Bank & Trust Co.	ILS	1,366	USD	394	9/17/14	12,059
State Street Bank & Trust Co.	JPY	285,398	USD	2,796	9/17/14	52,895
State Street Bank & Trust Co.	NZD	137	USD	116	9/17/14	1,136
State Street Bank & Trust Co.	SEK	9,590	USD	1,440	9/17/14	67,685
State Street Bank & Trust Co.	TRY	3,736	USD	1,732	9/17/14	9,129
State Street Bank & Trust Co.	TRY	2,189	USD	999	9/17/14	(10,610)
State Street Bank & Trust Co.	USD	119	AUD	129	9/17/14	998
State Street Bank & Trust Co.	USD	926	CAD	1,009	9/17/14	1,741
State Street Bank & Trust Co.	USD	5,743	EUR	4,290	9/17/14	(105,448)
State Street Bank & Trust Co.	USD	418	GBP	248	9/17/14	(6,735)
State Street Bank & Trust Co.	USD	397	ILS	1,366	9/17/14	(14,516)
State Street Bank & Trust Co.	USD	2,336	JPY	238,866	9/17/14	(39,664)
State Street Bank & Trust Co.	USD	836	SEK	5,733	9/17/14	(15,566)
State Street Bank & Trust Co.	USD	2,302	TRY	5,018	9/17/14	11,895
State Street Bank & Trust Co.	AUD	99	USD	92	12/15/14	(85)
State Street Bank & Trust Co.	CHF	157	USD	174	12/15/14	2,583
State Street Bank & Trust Co.	EUR	3,545	USD	4,681	12/15/14	20,775
State Street Bank & Trust Co.	GBP	110	USD	182	12/15/14	(14)
State Street Bank & Trust Co.	JPY	35,485	USD	347	12/15/14	5,255
State Street Bank & Trust Co.	TRY	4,211	USD	1,904	12/15/14	(641)
UBS AG	CAD	953	USD	872	9/17/14	(4,061)
UBS AG	NOK	124,726	USD	20,787	9/17/14	672,937
UBS AG	USD	783	GBP	468	9/17/14	(6,099)

						$4,423,372

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	JPY	103,980	12/06/18	6 Month LIBOR	0.354%	$5,916
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	2,150	1/13/19	6 Month BBSW	3.758%	56,732
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	37,440	1/14/19	3 Month STIBOR	2.090%	344,523
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	14,690	2/04/19	6 Month BBSW	3.653%	316,219
Credit Suisse Securities (USA) LLC/(CME Group)	JPY	68,630	2/05/19	6 Month LIBOR	0.335%	3,107
Credit Suisse Securities (USA) LLC/(CME Group)	NOK	96,690	2/05/19	6 Month NIBOR	2.405%	428,340
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	129,940	2/05/19	3 Month STIBOR	1.975%	1,064,511
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	3,540	2/28/19	6 Month BBSW	3.616%	69,066
Credit Suisse Securities (USA) LLC/(CME Group)	JPY	25,070	3/03/19	6 Month LIBOR	0.303%	874
Credit Suisse Securities (USA) LLC/(CME Group)	NOK	27,890	3/03/19	6 Month NIBOR	2.445%	85,067
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	27,450	3/03/19	3 Month STIBOR	1.823%	183,219
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	4,320	4/02/19	6 Month BBSW	3.730%	120,170
Credit Suisse Securities (USA) LLC/(CME Group)	JPY	34,800	4/03/19	6 Month LIBOR	0.321%	1,456
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	87,200	4/03/19	3 Month STIBOR	1.817%	567,721
Credit Suisse Securities (USA) LLC/(CME Group)	NOK	42,970	4/03/19	6 Month NIBOR	2.511%	146,422
Credit Suisse Securities (USA) LLC/(CME Group)	CAD	19,480	1/10/24	3 Month CDOR	3.010%	980,052
Credit Suisse Securities (USA) LLC/(CME Group)		15,580	1/31/24	3 Month CDOR	2.780%	482,432
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	54,920	2/26/24	3 Month STIBOR	2.591%	808,197

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	CAD	5,130	2/26/24	3 Month CDOR	2.799%	$159,336
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	3,610	3/03/24	3 Month STIBOR	2.521%	48,386
Credit Suisse Securities (USA) LLC/(CME Group)	CAD	6,140	4/01/24	3 Month CDOR	2.870%	258,838
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	9,290	4/24/24	3 Month STIBOR	2.385%	104,470
Credit Suisse Securities (USA) LLC/(CME Group)		4,020	7/09/24	3 Month STIBOR	1.987%	20,475
Credit Suisse Securities (USA) LLC/(CME Group)	USD	21,900	8/19/24	3 Month LIBOR	3.51%	182,150
Credit Suisse Securities (USA) LLC/(CME Group)	EUR	16,300	8/19/24	1.973%	6 Month EURIBOR	(289,269)
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	9,020	9/01/24	1.63%	3 Month STIBOR	1,084
Credit Suisse Securities (USA) LLC/(CME Group)	NOK	22,080	1/14/29	6 Month NIBOR	3.465%	346,499
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	3,190	2/04/29	6 Month BBSW	4.765%	280,239
Credit Suisse Securities (USA) LLC/(CME Group)	NOK	14,340	2/05/29	6 Month NIBOR	3.345%	188,602
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	1,210	2/28/29	6 Month BBSW	4.740%	101,738
Credit Suisse Securities (USA) LLC/(CME Group)	NOK	3,230	3/03/29	6 Month NIBOR	3.365%	38,018
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	1,180	4/02/29	6 Month BBSW	4.778%	113,009
Credit Suisse Securities (USA) LLC/(CME Group)	NOK	5,080	4/03/29	6 Month NIBOR	3.361%	57,995
Credit Suisse Securities (USA) LLC/(CME Group)	GBP	6,430	1/10/44	6 Month LIBOR	3.340%	1,337,014
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	570	1/13/44	6 Month BBSW	4.993%	75,929
Credit Suisse Securities (USA) LLC/(CME Group)		530	2/04/44	6 Month BBSW	4.888%	60,953
Credit Suisse Securities (USA) LLC/(CME Group)	GBP	110	4/01/44	6 Month LIBOR	3.282%	22,101
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	250	4/02/44	6 Month BBSW	4.948%	33,031
Credit Suisse Securities (USA) LLC/(LCH Clearnet)	NZD	3,370	11/22/15	3 Month BKBM	3.555%	14,467
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		26,860	12/06/15	3 Month BKBM	3.745%	(26,101)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)	NZD	9,600	1/14/16	3 Month BKBM	3.790%	$(13,614)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		80,880	2/05/16	3 Month BKBM	3.841%	(88,916)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		20,590	3/03/16	3 Month BKBM	3.803%	148,089
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		20,040	4/03/16	3 Month BKBM	4.065%	209,761
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		153,150	4/24/16	3 Month BKBM	4.055%	1,532,921
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		1,430	1/14/19	3 Month BKBM	4.630%	16,996
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		590	2/05/19	3 Month BKBM	4.543%	4,932
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		350	4/03/19	3 Month BKBM	4.656%	8,082
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		1,420	4/24/19	3 Month BKBM	4.603%	29,251
Credit Suisse Securities (USA) LLC/(LCH Clearnet)	SEK	51,320	2/26/24	2.592%	3 Month STIBOR	(756,290)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		5,000	4/14/24	2.403%	3 Month STIBOR	(57,834)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		3,930	4/24/24	2.385%	3 Month STIBOR	(44,194)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		5,340	6/18/24	2.124%	3 Month STIBOR	(37,152)

						$9,745,020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Swap Counterparty/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(INTRCONX):
CDX-NAHY Series 21 5 Year Index, 12/20/18*	5.00%	2.77%		$931	$89,494	$24,320
iTraxx-XOVER Series 20 5 Year Index, 12/20/18*	5.00	2.01	EUR	1,100	189,313	78,909

					$278,807	$103,229

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC:
CDX-EM Series 21 5 Year, 6/20/19*	5.00%	2.77%	$3,630	$381,069	$350,340	$30,729
Credit Suisse International:
CDX- CMBX.7.BBB, 8/14/14*	3.00	0.00	13,140	(161,558)	(261,878)	100,320
Deutsche Bank AG London:
CDX- CMBX.6.BB, 8/15/14*	5.00	0.00	8,760	93,150	55,186	37,964

				$312,661	$143,648	$169,013

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate market value of these securities amounted to $43,721,675 or 9.9% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Represents entire or partial securities out on loan.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,719,238 and gross unrealized depreciation of investments was $(3,423,264), resulting in net unrealized appreciation of $11,295,974.
(i)	An amount of U.S. $5,809,030 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2014.

Currency	Abbreviation:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

USD – United States Dollar

Glossary:

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BTP – Buoni del Tesoro Poliennali

CBOE – Chicago Board Options Exchange

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

ICE – Intercontinental Exchange

INTRCONX – Inter-Continental Exchange

LCH – London Clearing House

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

REG – Registered Shares

REIT – Real Estate Investment Trust

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WCE – Winnipeg Commodities Exchange

WTI – West Texas Intermediate

COUNTRY BREAKDOWN *

August 31, 2014 (unaudited)

20.3%	United States
7.2%	Japan
7.2%	Turkey
5.8%	Germany
4.9%	Canada
4.8%	New Zealand
4.7%	Norway
4.4%	Australia
4.2%	France
4.0%	Italy
3.8%	Sweden
3.2%	China
1.0%	United Kingdom
1.8%	Other
22.7%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments (Excluding Security Lending Collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Austria, Belgium, Colombia, Denmark, Finland, Hong Kong, Ireland, Jersey (Channel Islands), Luxembourg, Macau, Netherlands, Portugal, Singapore, Spain and Switzerland.

AllianceBernstein Global Risk Allocation Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$172,451,990	$—	$172,451,990
Common Stock:
Industrials	7,687,000	4,018,453	—	11,705,453
Financials	6,052,986	4,484,768	—	10,537,754
Consumer Discretionary	6,299,901	4,127,704	—	10,427,605
Information Technology	6,483,566	2,443,750	818,542	9,745,858
Health Care	5,559,905	3,670,390	—	9,230,295
Materials	6,022,663	2,796,917	314,842	9,134,422
Consumer Staples	5,073,185	3,986,482	—	9,059,667
Energy	3,959,471	1,793,294	—	5,752,765
Utilities	2,115,631	2,385,219	—	4,500,850
Telecommunication Services	1,046,751	1,419,304	—	2,466,055
Governments - Treasuries	—	57,700,916	—	57,700,916

Investment Companies	9,372,487	—	—	9,372,487
Mortgage Pass-Throughs	—	6,772,203	—	6,772,203
Preferred Stocks	5,606,560	—	—	5,606,560
Rights	1,797	—	719	2,516
Short-Term Investments	98,519,192	—	—	98,519,192
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,345,193	—	—	2,345,193

Total Investments in Securities	166,146,288	268,051,390	1,134,103	435,331,781
Other Financial Instruments* :
Assets:
Futures	4,304,728	144,865	—	4,449,593
Forward Currency Exchange Contracts	—	4,792,018	—	4,792,018
Centrally Cleared Interest Rate Swaps	—	11,058,390	—	11,058,390
Centrally Cleared Credit Default Swaps	—	103,229	—	103,229
Credit Default Swaps	—	169,013	—	169,013
Liabilities:
Futures	(6,683,731)	—	—	(6,683,731)
Forward Currency Exchange Contracts	—	(368,646)	—	(368,646)
Centrally Cleared Interest Rate Swaps	—	(1,313,370)	—	(1,313,370)

Total+	$163,767,285	$282,636,889	$1,134,103	$447,538,277

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Financials	Common Stocks - Information Technology	Common Stocks - Materials
Balance as of 11/30/13	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	2,763	—	—
Change in unrealized appreciation/depreciation	(25,814)	46,177	25,771
Purchases	23,297	772,365	289,071
Sales	(5,778)	—	—
Transfers in to Level 3	5,532	—	—
Transfers out of Level 3	—	—	—

Balance as of 8/31/14	$—	$818,542	$314,842

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/14	$—	$46,177	$25,771

	Preferred Stocks	Rights^	Total
Balance as of 11/30/13	$1,203	$—	$1,203
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	10	—	2,773
Change in unrealized appreciation/depreciation	(10)	719	46,843
Purchases	—	—	1,084,733
Sales	(1,203)	—	(6,981)
Transfers in to Level 3	—	—	5,532
Transfers out of Level 3	—	—	—

Balance as of 8/31/14	$—	$719	$1,134,103	+

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/14	$—	$719	$72,667

^	The security which had zero market value at prior year end is no longer held by the Fund.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 21, 2014